                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: July 31, 2004

Item 1 - Report to Shareholders
Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Market Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended July 31, 2004

Total Return for the 12-Month Period Ended July 31, 2004

Class A	Class B	Class C	Class D	Dow Jones Wilshire 5000 (Full Cap) Index[1]	Lipper Multi-Cap Core Funds Index[2]
12.79%	12.05%	12.13%	13.11%	13.80%	13.57%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity markets produced mixed results over the 12-month period ended July 31, 2004, rallying for the first six months of the fiscal year as a result of an improving economy and adjusting to inflation worries, then faltering in the second half in the face of renewed concerns about terrorism and a loss of investor confidence. Throughout the first half of this reporting period, consumer spending remained strong and investor confidence rose as corporate profits climbed in all sectors. While the early rally was supported by a federal tax cut and the Federal Reserve's ability to keep interest rates extremely low, by February an especially strong labor report became enough to revive concerns that the low interest rates would not be maintained for long. Then in March the equity markets faced more uncertainty as convictions for corporate wrongdoing and a terrorist attack in Madrid made news, oil prices rose and fears of inflation and an economic slowdown remained. Performance continued mixed at the end of the period as uncertainty over terrorism persisted and particularly disappointing job growth numbers were released in July.

Performance Analysis

Morgan Stanley Total Market Index Fund underperformed both the Dow Jones Wilshire 5000 (Full Cap) Composite Index and the Lipper Multi-Cap Core Funds Index. Most of the Fund's underperformance relative to the Dow Jones Wilshire 5000 Index can be attributed to the Fund's optimization process. Owning all 5,000 securities in the benchmark would be impractical; therefore, a statistical sampling process directs the fund manager's stock selection and portfolio construction.

Health care was the Fund's worst-performing sector, and several companies within this sector were some of the Fund's poorest-performing stocks. Namely, the worst were Amgen, Merck and Wyeth, as pharmaceutical stocks continued to suffer from concerns over drug pipelines and regulation issues. Viacom and Wal-Mart were two other securities whose performance hurt the Fund. Viacom saw a loss of revenue and profit concerns — particularly for its radio group — over the period, while Wal-Mart was hurt by weakening sales related to a drop in general consumer spending late in the period.

All of the Fund's ten sectors gained during the year under review, with several holdings making especially positive contributions to performance. Its holdings within the financial services sector strongly benefited the Fund, while its stocks in the industrials and energy sectors also made important gains. Increases in energy prices drove major gains for both Exxon and ChevronTexaco. GE, the largest holding in both the index and the Fund, was another strong gainer, as it recovered steadily from being undervalued at the beginning of the period. Qualcomm benefited significantly from a pickup in demand for cell phones, while Procter & Gamble was also able to make steady gains over the period, benefiting from the economic recovery.

TOP 10 HOLDINGS
General Electric Co	2.6%
Microsoft Corporation	2.4
Exxon Mobil Corporation	2.3
Pfizer, Inc	1.9
Citigroup Inc	1.7
Bank America Corp	1.3
American Intl Group	1.3
Johnson & Johnson	1.3
Intel Corp	1.2
Wal-Mart Stores Inc	1.2

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	5.8%
Industrial Conglomerates	4.1
Major Banks	3.7
Integrated Oil	3.6
Packaged Software	3.5

Data as of July 31, 2004. Subject to change daily. All percentages for the top 10 holdings and the top five industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Dow Jones Wilshire 5000 Total Market Index consists of substantially all of the stocks which are actively traded in the United States (currently, approximately 5,000). The Index consists of large capitalization, mid capitalization and small capitalization stocks. Because the Index is market capitalization weighted, currently large capitalization stocks in the Index represent approximately two thirds of its value. The Index may include some foreign companies. The Fund will normally invest at least 80% of its assets in stocks included in the Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 847-2424.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended July 31 is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our website at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended July 31, 2004

	Class A Shares* (since 09/28/99)		Class B Shares** (since 09/28/99)		Class C Shares† (since 09/28/99)		Class D Shares†† (since 09/28/99)
Symbol	TMIAX		TMIBX		TMICX		TMIDX
1 Year	12.79%	[3]	12.05%	[3]	12.13%	[3]	13.11%	[3]
	6.87	[4]	7.05	[4]	11.13	[4]	—
Since Inception	(1.16)	[3]	(1.90)	[3]	(1.89)	[3]	(0.91)	[3]
	(2.26)	[4]	(2.31)	[4]	(1.89)	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D share will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Dow Jones Wilshire 5000 (Full Cap) Composite Index (formerly Wilshire 5000 Total Market Index) measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 5,000 capitalization weighted security returns are used to adjust the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on July 31, 2004.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 – 07/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	02/01/04	07/31/04	02/01/04 – 07/31/04
Class A
Actual	$1,000.00	$976.90	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
Class B
Actual	$1,000.00	$974.20	$7.12
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27
Class C
Actual	$1,000.00	$973.20	$7.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27
Class D
Actual	$1,000.00	$978.10	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

*	Expenses are equal to the Fund's annualized expense ratio of 0.70%, 1.45%, 1.45% and 0.45% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004

NUMBER OF SHARES		VALUE
	Common Stocks, Warrants and Rights (96.2%)
	Advertising/Marketing Services (0.3%)
588	Abitron Inc.*	$20,245
813	ADVO, Inc.	25,195
1,225	Catalina Marketing Corp.*	24,463
3,396	DoubleClick Inc.*	17,557
8,397	Gemstar-TV Guide International, Inc.*	38,962
1,099	Getty Images, Inc.*	60,027
34	Grey Global Group Inc.	30,260
1,066	Harris Interactive Inc.*	6,833
1,753	Harte-Hanks Inc.	42,352
1,015	infoUSA, Inc.*	9,125
8,045	Interpublic Group of Companies, Inc. (The)*	102,896
1,683	Lamar Advertising Co. (Class A)*	67,673
636	Nautilus Group, Inc.	11,779
659	Netratings, Inc.*	9,061
3,681	Omnicom Group, Inc.	265,106
787	R.H. Donnelley Corp.*	35,714
1,086	Valassis Communications, Inc.*	31,755
1,448	ValueClick, Inc.*	15,030
		814,033
	Aerospace & Defense (1.2%)
620	AAR Corp.*	6,448
1,287	Aeroflex Inc.*	14,273
748	Alliant Techsystems, Inc.*	47,094
540	Armor Holdings, Inc.*	19,710
614	Aviall, Inc.*	12,311
15,134	Boeing Co.	768,050
481	Cubic Corp.	9,740
478	Curtiss-Wright Corp.	25,692
473	DRS Technologies, Inc.*	16,896
385	EDO Corp.	9,117
526	Engineered Support Systems, Inc.	29,493
250	ESCO Technologies Inc.*	13,162
409	Esterline Corp.*	12,839
764	FLIR Systems, Inc.*	48,613
854	GenCorp Inc.	10,086
3,831	General Dynamics Corp.	378,579
2,279	Goodrich Corp.	73,680
337	InVision Techonologies, Inc.*	$16,735
1,892	L-3 Communications Holdings, Inc.	115,696
7,181	Lockheed Martin Corp.	380,521
413	Mercury Computer Systems, Inc.*	9,834
382	Moog Inc. (Class A)*	13,893
7,096	Northrop Grumman Corp.	373,250
924	Orbital Sciences Corp.	10,580
1,029	Precision Castparts Corp.*	57,964
8,082	Raytheon Co.	271,151
3,430	Rockwell Collins, Inc.	117,375
204	Sequa Corp. (Class A)*	10,649
628	Teledyne Technologies Inc.*	13,602
1,578	Titan Corp. (The)*	18,889
309	Triumph Group, Inc.*	10,191
412	United Defense Industries, Inc.*	14,276
		2,930,389
	Agricultural Commodities/Milling (0.1%)
12,589	Archer-Daniels-Midland Co.	194,248
1,935	Bunge Ltd.	77,652
938	Corn Products International, Inc.	40,447
1,066	Delta & Pine Land Co.	23,932
		336,279
	Air Freight/Couriers (0.9%)
1,636	C.H. Robinson Worldwide, Inc.	71,542
963	CNF Inc.	39,733
1,217	EGL, Inc.*	30,924
2,034	Expeditors International of Washington, Inc.	94,398
5,828	FedEx Corp.	477,197
416	Forward Air Corp.*	16,519
980	Pacer International, Inc.*	15,469
21,273	United Parcel Service, Inc. (Class B)	1,530,805
		2,276,587
	Airlines (0.2%)
1,497	AirTran Holdings, Inc.*	16,692
520	Alaska Air Group, Inc.*	10,832

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
673	America West Holdings Corp. (Class B)*	$4,092
3,203	AMR Corp.*	27,001
885	Atlantic Coast Airlines Holdings, Inc.*	3,248
1,498	Continental Airlines, Inc. (Class B)*	13,467
2,634	Delta Air Lines, Inc.*	13,670
1,367	ExpressJet Holdings, Inc.*	14,900
678	Frontier Airlines, Inc.*	5,336
1,992	JetBlue Airways Corp.*	47,430
615	Mesa Air Group, Inc.*	3,838
2,003	Northwest Airlines Corp. (Class A)*	17,286
1,185	SkyWest, Inc.	16,744
15,253	Southwest Airlines Co.	220,711
		415,247
	Alternative Power Generation (0.0%)
8,037	Calpine Corp.*	31,023
1,190	Plug Power Inc.*	7,420
		38,443
	Aluminum (0.2%)
16,518	Alcoa, Inc.	529,072
	Apparel/Footwear (0.5%)
348	Brown Shoe Co., Inc.	11,216
3,309	Cintas Corp.	138,846
3,540	Coach, Inc.*	151,477
776	Columbia Sportswear Co.*	42,486
843	Guess ? Inc.*	13,657
2,448	Jones Apparel Group, Inc.	91,433
640	Kellwood Co.	25,696
383	Kenneth Cole Productions, Inc. (Class A)	12,290
1,124	K-Swiss, Inc. (Class A)	20,232
2,114	Liz Claiborne, Inc.	76,506
5,085	Nike, Inc. (Class B)	369,730
314	Oxford Industries, Inc.	12,425
592	Phillips-Van Heusen Corp.	11,230
1,189	Polo Ralph Lauren Corp.	39,189
1,186	Quiksilver, Inc.*	25,570
1,141	Reebok International Ltd.	38,862
761	Russell Corp.	13,462
770	Stride Rite Corp.	$8,008
678	Timberland Co. (Class A)*	39,351
2,094	V.F. Corp.	104,721
907	Wolverine World Wide, Inc.	21,206
		1,267,593
	Apparel/Footwear Retail (0.6%)
2,026	Abercrombie & Fitch Co. (Class A)	74,719
1,087	Aeropostale*	33,132
1,510	American Eagle Outfitters, Inc.*	49,483
1,414	AnnTaylor Stores Corp.*	37,952
751	bebe stores, inc.*	14,592
413	Buckle (The), Inc.	11,357
912	Burlington Coat Factory Warehouse Corp.	16,544
396	Cato Corp. (The) (Class A)	8,265
2,208	Charming Shoppes, Inc.*	16,207
1,726	Chico's FAS, Inc.*	72,268
520	Children's Place Retail Stores, Inc. (The)*	10,660
715	Christopher & Banks Corp.	11,705
569	Dress Barn, Inc.*	9,531
383	Finish Line, Inc. (Class A)*	10,904
2,777	Foot Locker, Inc.	62,482
13,192	Gap, Inc. (The)	299,458
575	Gymboree Corp. (The)*	9,102
946	Hot Topic, Inc.*	15,060
8,781	Limited Brands, Inc.	179,484
921	Men's Wearhouse, Inc. (The)*	24,397
2,663	Nordstrom, Inc.	116,906
1,368	Pacific Sunwear of California, Inc.*	27,907
1,379	Payless ShoeSource, Inc.*	17,844
2,945	Ross Stores, Inc.	68,177
369	Stage Stores, Inc.*	13,085
810	Stein Mart, Inc.*	14,693
1,097	Talbots, Inc. (The)	33,788
9,751	TJX Companies, Inc. (The)	228,856
774	Too, Inc.*	11,595
1,464	Urban Outfitters, Inc.*	43,539
		1,543,692

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Auto Parts: O.E.M. (0.4%)
1,027	American Axle & Manufacturing Holdings, Inc.	$35,277
1,327	ArvinMeritor, Inc.	26,367
1,062	BorgWarner, Inc.	50,116
1,627	Collins & Aikman Corp.*	8,281
2,880	Dana Corp.	55,555
10,856	Delphi Corp.	103,241
2,932	Eaton Corp.	189,524
1,486	Gentex Corp.	53,199
3,496	Johnson Controls, Inc.	197,349
1,311	Lear Corp.	72,275
860	Modine Manufacturing Co.	25,508
926	Sauer-Danfoss, Inc.	15,705
770	Superior Industries International, Inc.	25,171
3,098	Visteon Corp.	31,847
		889,415
	Automotive Aftermarket (0.1%)
513	Bandag, Inc.	22,905
440	Barnes Group, Inc.	11,418
729	CLARCOR Inc.	32,076
1,431	Cooper Tire & Rubber Co.	33,557
3,566	Goodyear Tire & Rubber Co. (The)*	39,048
		139,004
	Beverages: Alcoholic (0.4%)
15,787	Anheuser-Busch Companies, Inc.	819,345
498	Brown-Forman Corp. (Class B)	23,162
2,039	Constellation Brands Inc. (Class A)*	77,237
749	Coors (Adolph) Co. (Class B)	51,501
		971,245
	Beverages: Non-Alcoholic (0.9%)
45,020	Coca-Cola Co. (The)	1,974,577
4,984	Coca-Cola Enterprises Inc.	101,674
3,202	Pepsi Bottling Group, Inc. (The)	89,176
2,846	PepsiAmericas, Inc.	53,419
		2,218,846
	Biotechnology (1.7%)
1,999	Abgenix, Inc.*	$19,540
618	Adolor Corp.*	6,582
1,255	Affymetrix, Inc.*	33,898
426	Alexion Pharmaceuticals, Inc.*	6,782
1,735	Alkermes, Inc.*	18,721
24,305	Amgen Inc.*	1,382,468
1,940	Amylin Pharmaceuticals, Inc.*	39,964
771	Antigenics Inc.*	5,844
1,936	Applera Corp. – Celera Genomics Group*	22,729
887	ARIAD Pharmaceuticals, Inc.*	4,896
6,347	Biogen Idec Inc.*	380,820
1,390	BioMarin Pharmaceutical, Inc.*	7,951
1,679	Bruker BioSciences Corp.*	6,834
1,574	Celgene Corp.*	83,941
767	Cell Genesys, Inc.*	5,530
1,078	Cephalon, Inc.*	54,461
816	Charles River Laboratories International, Inc.*	36,777
2,211	Chiron Corp.*	101,330
563	Ciphergen Biosystem, Inc.*	2,308
1,071	Corixa Corp.*	4,841
778	Cubist Pharmaceuticals, Inc.*	8,076
689	CV Therapeutics, Inc.*	9,226
859	Dendreon Corp.*	7,911
823	Discovery Laboratories, Inc.*	6,329
834	Diversa Corp.*	7,481
817	Enzo Biochem, Inc.*	11,144
1,101	Enzon Pharmaceuticals, Inc.*	13,663
1,389	Exelixis, Inc.*	11,001
1,541	Genencor International Inc.*	25,334
8,550	Genentech, Inc.*	416,214
469	Gen-Probe Inc.*	17,550
1,542	Genta Inc.*	2,652
4,263	Genzyme Corp.*	218,607
647	Geron Corp.*	4,173
3,903	Gilead Sciences, Inc.*	252,290
2,768	Human Genome Sciences, Inc.*	27,749
1,309	ICOS Corp.*	31,495
884	ILEX Oncology, Inc.*	22,268

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
1,507	ImClone Systems, Inc.*	$88,792
974	Immunomedics, Inc.*	3,896
1,404	Incyte Corp.*	8,635
713	InterMune Inc.*	8,549
990	Invitrogen Corp.*	51,955
1,222	Lexicon Genetics Inc.*	7,405
1,321	Ligand Pharmaceuticals Inc. (Class B)*	18,243
532	Martek Biosciences Corp.*	25,174
677	Maxygen Inc.*	6,709
1,513	Medarex, Inc.*	9,290
1,047	Medicines Company (The)*	27,704
4,796	MedImmune, Inc.*	110,500
1,174	MGI Pharma, Inc.*	32,884
5,778	Millennium Pharmaceuticals, Inc.*	64,251
950	Millipore Corp.*	50,055
527	Myriad Genetics, Inc.*	7,220
899	Nabi Biopharmaceuticals*	10,383
666	Neurocrine Biosciences, Inc.*	31,016
862	NPS Pharmaceuticals, Inc.*	16,076
569	Onyx Pharmaceuticals, Inc.*	19,420
805	OSI Pharmaceuticals Inc.*	48,380
1,816	Protein Design Labs, Inc.*	29,419
1,018	Regeneron Pharmaceuticals, Inc.*	8,714
864	SciClone Pharmaceuticals, Inc.*	3,637
690	SuperGen, Inc.*	3,581
948	Tanox, Inc.*	14,855
795	Techne Corp.*	31,641
700	Telik, Inc.*	13,832
685	Transkaryotic Therapies, Inc.*	10,213
456	Trimeris, Inc.*	5,230
1,328	Tularik Inc.*	33,120
1,739	Vertex Pharmaceuticals Inc.*	16,051
1,051	Vicuron Pharmaceuticals, Inc.*	10,573
1,595	XOMA Ltd.*	5,806
1,051	ZymoGenetics, Inc.*	17,047
		4,169,636
	Broadcasting (0.4%)
430	Citadel Broadcasting Corp.*	$6,059
11,927	Clear Channel Communications, Inc.	425,794
966	Cox Radio, Inc. (Class A)*	16,741
1,046	Cumulus Media, Inc. (Class A)*	15,355
1,281	Emmis Communications Corp. (Class A)*	25,261
995	Entercom Communications Corp.*	38,258
1,723	Entravision Communications Corp. (Class A)*	12,182
168	Fisher Communications, Inc.*	8,417
855	Gray Television, Inc.	10,192
1,002	Hearst-Argyle Television, Inc.	22,675
544	Liberty (Corp.) (The)	23,882
567	Lin TV Corp. (Class A)*	10,291
2,142	Radio One, Inc. (Class A)*	33,094
350	Salem Communications Corp.*	8,890
1,191	Sinclair Broadcast Group, Inc. (Class A)	11,803
20,843	Sirius Satellite Radio Inc.*	52,733
721	Spanish Broadcasting System, Inc. (Class A)*	6,193
6,265	Univision Communications Inc. (Class A)*	181,497
1,937	Westwood One, Inc.*	46,101
2,629	XM Satellite Radio Holdings Inc. (Class A)*	69,379
		1,024,797
	Building Products (0.2%)
4,233	American Standard Companies, Inc.*	160,388
577	Griffon Corp.*	12,100
1,468	Lennox International Inc.	25,866
8,974	Masco Corp.	271,374
632	Simpson Manufacturing Co., Inc.	35,398
508	Watsco, Inc.	14,854
954	York International Corp.	33,943
		553,923

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Cable/Satellite TV (0.9%)
4,254	Cablevision Systems New York Group (Class A)*	$74,317
5,974	Charter Communications, Inc. (Class A)*	18,460
42,411	Comcast Corp. (Class A)*	1,162,061
4,026	Cox Communications, Inc. (Class A)*	111,037
12,885	DIRECTV Group, Inc. (The)*	208,866
4,769	EchoStar Communications Corp. (Class A)*	132,197
1,229	Insight Communications Co., Inc.*	10,815
52,365	Liberty Media Corp. (Class A)*	444,055
2,618	Liberty Media International, Inc.*	81,629
524	Liberty Media International, Inc. (Rights) (expire 08/23/04)*	3,149
2,167	Mediacom Communications Corp.*	14,237
2,055	UnitedGlobalCom, Inc. (Class A)*	13,029
		2,273,852
	Casino/Gaming (0.3%)
1,124	Alliance Gaming Corp.*	15,995
517	Ameristar Casinos, Inc.	13,897
661	Argosy Gaming Co.*	21,568
789	Aztar Corp.*	19,149
1,194	Boyd Gaming Corp.	31,390
5,818	Caesars Enertainment, Inc.*	85,699
258	Churchill Downs Inc.	9,941
1,142	GTECH Holdings Corp.	48,387
2,140	Harrah's Entertainment, Inc.	99,489
6,708	International Game Technology	216,937
571	Isle of Capri Casinos, Inc.*	9,233
1,191	Mandalay Resort Group	80,392
1,219	MGM Mirage*	53,819
512	Multimedia Games, Inc.*	9,692
783	Penn National Gaming, Inc.*	28,188
487	Shuffle Master, Inc.*	15,579
1,102	Station Casinos, Inc.	$47,606
676	Wynn Resorts, Ltd.*	24,187
		831,148
	Catalog/Specialty Distribution (0.0%)
902	Insight Enterprises, Inc.*	14,468
701	Valuevision Media Inc. (Class A)*	8,104
		22,572
	Chemicals: Agricultural (0.1%)
2,422	IMC Global Inc.	33,060
5,196	Monsanto Co.	188,407
625	Scotts Company (The) (Class A)*	38,125
		259,592
	Chemicals: Major Diversified (0.8%)
1,316	Cabot Corp.	50,113
17,867	Dow Chemical Co. (The)	712,715
18,801	Du Pont (E.I.) de Nemours & Co.	805,999
1,496	Eastman Chemical Co.	66,841
2,431	Engelhard Corp.	71,471
2,434	Hercules Inc.*	28,746
2,917	Rohm & Haas Co.	114,346
		1,850,231
	Chemicals: Specialty (0.4%)
4,403	Air Products & Chemicals, Inc.	227,855
1,432	Airgas, Inc.	31,146
1,081	Albemarle Corp.	33,295
439	Arch Chemicals, Inc.	12,503
669	Cambrex Corp.	14,751
2,198	Crompton Corp.	13,122
841	Cytec Industries, Inc.	39,191
662	FMC Corp.*	29,095
689	Georgia Gulf Corp.	24,494
1,089	Great Lakes Chemical Corp.	26,114
681	Kronos Worldwide, Inc.	21,145
999	Lubrizol Corp. (The)	34,595
3,644	Lyondell Chemical Co.	66,248
1,455	Millennium Chemicals Inc.	25,681

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
1,328	NL Industries, Inc.	$17,344
554	OM Group, Inc.*	17,739
1,784	Polyone Corp.*	12,898
6,341	Praxair, Inc.	250,152
576	Schulman (A.), Inc.	11,992
1,125	Sensient Technologies Corp.	23,220
1,343	Sigma-Aldrich Corp.	77,142
2,209	Valhi, Inc.	25,470
		1,035,192
	Coal (0.1%)
1,020	Arch Coal, Inc.	34,445
1,635	CONSOL Energy, Inc.	58,598
1,460	Massey Energy Co.	40,369
1,051	Peabody Energy Corp.	59,045
		192,457
	Commercial Printing/Forms (0.1%)
567	Banta Corp.	22,516
659	Bowne & Co., Inc.	9,813
979	Deluxe Corp.	43,125
2,202	Donnelley (R.R.) & Sons Co.	69,891
583	Harland (John H.) Co.	16,505
552	Standard Register Co.	6,050
		167,900
	Computer Communications (1.3%)
7,227	3Com Corp.*	35,629
3,081	Adaptec, Inc.*	23,077
8,135	Avaya Inc.*	119,178
909	Avocent Corp.*	27,215
4,992	Brocade Communications Systems, Inc.*	24,061
129,493	Cisco Systems, Inc.*	2,701,224
1,213	Echelon Corp.*	9,037
1,605	Emulex Corp.*	17,318
4,875	Enterasys Networks, Inc.*	8,190
2,962	Extreme Networks, Inc.*	16,054
526	F5 Networks, Inc.*	13,776
901	FalconStor Software, Inc.*	5,595
4,152	Finisar Corp.*	6,290
2,528	Foundry Networks, Inc.*	25,937
1,139	Ixia*	8,884
7,542	Juniper Networks, Inc.*	173,164
2,550	McDATA Corp. (Class A)*	13,132
2,040	MRV Communications, Inc.*	$6,151
552	NETGEAR, Inc.	6,298
		3,240,210
	Computer Peripherals (0.5%)
1,736	Advanced Digital Information Corp.*	15,485
595	Avid Technology, Inc.*	27,810
809	Dot Hill Systems Corp.*	6,715
1,020	Electronics for Imaging, Inc.*	20,471
45,197	EMC Corp.*	495,811
750	Imation Corp.	24,862
2,489	Lexmark International, Inc.*	220,276
4,757	Maxtor Corp.*	22,263
6,685	Network Appliance, Inc.*	129,087
1,564	Pinnacle Systems, Inc.*	6,178
3,304	Quantum Corp. - DLT & Storage Systems*	8,062
257	SafeNet, Inc.*	7,468
1,927	ScanSoft, Inc.*	7,862
1,415	Seagate Technology (ADR) (Cayman Islands)*	16,230
417	Sonic Solutions*	7,339
2,143	Storage Technology Corp.*	53,468
3,970	Western Digital Corp.*	27,830
916	Zebra Technologies Corp. (Class A)*	75,689
		1,172,906
	Computer Processing Hardware (1.4%)
7,024	Apple Computer, Inc.*	227,156
1,353	Cray, Inc.*	4,316
44,827	Dell Inc.*	1,590,014
6,968	Gateway, Inc.*	31,356
55,084	Hewlett-Packard Co.	1,109,943
1,833	NCR Corp.*	85,106
619	PalmOne, Inc.*	24,896
63,297	Sun Microsystems, Inc.*	250,023
		3,322,810
	Construction Materials (0.1%)
553	AMCOL International Corp.	11,115
597	Eagle Materials Inc.	39,390
381	ElkCorp.	8,317
924	Florida Rock Industries, Inc.	39,667

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
1,340	Lafarge Corp.	$56,133
948	Martin Marietta Materials, Inc.	41,475
412	Texas Industries, Inc.	17,646
392	Trex Co., Inc.*	17,483
841	USG Corp.*	14,499
2,003	Vulcan Materials Co.	95,383
		341,108
	Consumer Sundries (0.1%)
1,388	American Greetings Corp. (Class A)*	32,368
1,119	Blyth Industries, Inc.	38,964
1,507	Oakley, Inc.	16,276
485	Sola International, Inc.*	7,886
1,156	Yankee Candle Co., Inc. (The)*	33,547
		129,041
	Containers/Packaging (0.3%)
920	Aptargroup, Inc.	38,925
1,132	Ball Corp.	81,708
2,058	Bemis Company, Inc.	54,496
543	Caraustar Industries, Inc.*	7,575
3,279	Crown Holdings, Inc.*	33,249
435	Greif Bros. Corp. (Class A)	16,165
586	Myers Industries, Inc.	7,677
3,046	Owens-Illinois, Inc.*	44,776
2,043	Packaging Corp. of America	47,724
3,047	Pactiv Corp.*	71,848
681	Rock-Tenn Co. (Class A)	9,650
1,647	Sealed Air Corp.*	78,134
356	Silgan Holdings, Inc.	17,127
4,793	Smurfit-Stone Container Corp.*	89,198
1,891	Sonoco Products Co.	48,996
1,057	Temple-Inland, Inc.	72,140
		719,388
	Contract Drilling (0.4%)
2,525	Diamond Offshore Drilling, Inc.	61,711
2,904	ENSCO International Inc.	87,439
4,523	GlobalSantaFe Corp. (Cayman Islands)	123,930
3,712	Grey Wolf, Inc.*	16,667
1,185	Helmerich & Payne, Inc.	30,004
2,910	Nabors Industries, Ltd. (Bermuda)*	$135,315
2,592	Noble Corp.*	100,362
3,326	Patterson-UTI Energy, Inc.	60,633
2,628	Pride International, Inc.*	47,304
1,823	Rowan Companies, Inc.*	44,518
6,198	Transocean Inc. (Cayman Islands)*	176,023
		883,906
	Data Processing Services (1.0%)
1,617	Acxiom Corp.	35,574
2,543	Affiliated Computer Services, Inc. (Class A)*	131,982
11,518	Automatic Data Processing, Inc.	483,526
2,405	BISYS Group, Inc. (The)*	32,828
3,048	Ceridian Corp.*	54,864
1,256	Certergy Inc.	47,615
1,684	CheckFree Corp.*	50,587
3,629	Computer Sciences Corp.*	171,470
2,787	Convergys Corp.*	36,900
1,134	CSG Systems International, Inc.*	18,598
1,617	DST Systems, Inc.*	73,671
914	eFunds Corp.*	14,953
16,722	First Data Corp.	745,968
3,738	Fiserv, Inc.*	128,064
696	Global Payments Inc.	31,772
566	Hewitt Associates, Inc.*	15,112
319	iPayment Holdings, Inc.*	12,364
1,026	National Processing, Inc.*	26,963
7,305	Paychex, Inc.	224,337
5,636	SunGard Data Systems Inc.*	131,375
3,814	Total System Services, Inc.	86,730
792	Tyler Technologies, Inc.*	7,286
		2,562,539
	Department Stores (0.5%)
1,683	Dillard's, Inc. (Class A)	38,356
3,503	Federated Department Stores, Inc.	167,864
6,670	Kohl's Corp.*	305,219
5,592	May Department Stores Co.	148,356

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
948	Neiman Marcus Group, Inc. (The) (Class A)	$51,713
5,405	Penney (J.C.) Co., Inc.	216,200
2,657	Saks, Inc.	34,674
4,200	Sears, Roebuck & Co.	154,056
		1,116,438
	Discount Stores (1.8%)
1,394	99 Cents Only Stores*	19,976
2,369	Big Lots, Inc.*	28,997
1,457	BJ's Wholesale Club, Inc.*	33,963
8,869	Costco Wholesale Corp.	360,614
6,530	Dollar General Corp.	126,029
2,262	Dollar Tree Stores, Inc.*	60,870
3,382	Family Dollar Stores, Inc.	94,223
628	Fred's, Inc. (Class A)	11,335
568	ShopKo Stores, Inc.*	8,832
17,660	Target Corp.	769,976
53,244	Wal-Mart Stores, Inc.	2,822,464
		4,337,279
	Drugstore Chains (0.5%)
7,698	CVS Corp.	322,315
991	Longs Drug Stores Corp.	20,811
10,421	Rite Aid Corp.*	51,167
19,864	Walgreen Co.	723,050
		1,117,343
	Electric Utilities (2.5%)
12,099	AES Corp. (The)*	116,755
2,648	Allegheny Energy, Inc.*	39,296
2,014	Alliant Energy, Inc.	52,183
3,159	Ameren Corp.	141,176
7,685	American Electric Power Co., Inc.	239,080
3,762	Aquila, Inc.*	12,339
1,235	Avista Corp.	21,551
761	Black Hills Corp.	21,019
5,931	CenterPoint Energy, Inc.	68,859
3,474	Cinergy Corp.	132,880
1,129	Cleco Corp.	19,475
3,007	CMS Energy Corp.*	27,153
308	CN Energy Group, Inc.	13,552
4,368	Consolidated Edison, Inc.	178,957
3,241	Constellation Energy Group, Inc.	124,941
6,286	Dominion Resources, Inc.	$398,910
2,451	DPL, Inc.	48,897
3,273	DTE Energy Co.	131,476
17,434	Duke Energy Corp.	374,831
1,742	Duquesne Light Holdings Co.	33,046
6,313	Edison International	169,188
1,339	El Paso Electric Co.*	20,152
445	Empire District Electric Co. (The)	8,860
2,846	Energy East Corp.	69,329
4,451	Entergy Corp.	255,932
12,724	Exelon Corp.	444,068
6,223	FirstEnergy Corp.	243,319
3,585	FPL Group, Inc.	241,378
1,346	Great Plains Energy Inc.	38,617
1,462	Hawaiian Electric Industries, Inc.	37,325
1,078	IDACORP, Inc.	29,645
669	MGE Energy Inc.	21,094
2,608	Northeast Utilities	48,770
1,035	NSTAR	48,438
1,665	OGE Energy Corp.	41,442
819	Otter Tail Power Co.	20,344
3,321	Pepco Holdings, Inc.	59,778
8,036	PG&E Corp.*	229,347
1,769	Pinnacle West Capital Corp.	71,644
1,696	PNM Resources Inc.*	35,345
3,436	PPL Corp.	159,259
4,753	Progress Energy, Inc.	200,291
4,419	Public Service Enterprise Group, Inc.	172,341
1,826	Puget Energy, Inc.	39,442
5,973	Reliant Energy, Inc.*	59,013
2,166	SCANA Corp.	79,319
2,379	Sierra Pacific Resources*	19,555
14,187	Southern Co. (The)	415,395
3,878	TECO Energy, Inc.	50,026
6,276	TXU Corp.	248,906
458	UIL Holdings Corp.	21,059
655	UniSource Energy Corp.	16,172
1,559	Westar Energy, Inc.	31,445
2,287	Wisconsin Energy Corp.	73,527
634	WPS Resources Corp.	29,094
7,728	Xcel Energy, Inc.	132,149
		6,077,384

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Electrical Products (0.4%)
932	Acuity Brands, Inc.	$22,228
3,847	American Power Conversion Corp.	58,090
1,231	Baldor Electric Co.	28,165
933	Belden CDT Inc.	18,147
499	C&D Technologies, Inc.	7,834
1,809	Cooper Industries Ltd. (Class A) (Bermuda)*	102,878
8,153	Emerson Electric Co.	494,887
1,638	Energizer Holdings, Inc.*	62,408
536	Franklin Electric Co., Inc.	20,304
263	Genlyte Group Inc. (The)*	16,385
1,160	Hubbell, Inc. (Class B)	52,432
426	Littelfuse, Inc.*	16,529
3,718	Molex Inc.	107,673
1,998	Power-One, Inc.*	17,522
634	Rayovac Corp.*	16,947
1,141	Thomas & Betts Corp.	30,008
336	Thomas Industries, Inc.	10,416
366	Wilson Greatbatch Technologies, Inc.*	8,015
		1,090,868
	Electronic Components (0.3%)
1,664	Amphenol Corp. (Class A)*	52,300
3,390	AVX Corp.	42,273
724	Benchmark Electronics, Inc.*	20,692
1,728	Cree, Inc.*	38,673
675	CTS Corp.	7,742
646	Hutchinson Technology Inc.*	14,386
323	Intermagnetics General Corp.*	12,423
3,882	Jabil Circuit, Inc.*	84,433
1,686	Kemet Corp.*	17,012
1,357	Kopin Corp.*	5,197
3,937	MEMC Electronic Materials, Inc.*	35,787
696	Methode Electronics, Inc.	9,069
1,020	OmniVision Technologies, Inc.*	12,016
386	Park Electrochemical Corp.	8,870
830	Plexus Corp.*	9,304
1,830	QLogic Corp.*	44,743
3,152	SanDisk Corp.*	76,657
9,960	Sanmina-SCI Corp.*	73,106
16,198	Solectron Corp.*	$89,089
1,264	Superconductor Technologies Inc.*	1,264
1,228	Technitrol, Inc.*	22,718
783	TTM Technologies, Inc.*	8,989
816	Vicor Corp.*	10,934
3,109	Vishay Intertechnology, Inc.*	48,189
		745,866
	Electronic Distributors (0.1%)
707	Anixter International, Inc.	23,670
1,968	Arrow Electronics, Inc.*	46,563
2,333	Avnet, Inc.*	45,307
1,615	CDW Corp.	103,844
2,936	Ingram Micro Inc. (Class A)*	41,838
2,328	Safeguard Scientifics, Inc.*	4,423
239	ScanSource, Inc.*	14,005
1,101	Tech Data Corp.*	41,243
		320,893
	Electronic Equipment/Instruments (0.5%)
9,213	Agilent Technologies, Inc.*	219,362
640	Checkpoint Systems, Inc.*	11,014
888	Coherent, Inc.*	23,368
1,407	Diebold, Inc.	64,863
267	Digital Theater Systems Inc.*	6,181
688	Dionex Corp.*	32,467
1,680	Identix Inc.*	9,055
400	Itron, Inc.*	7,636
27,803	JDS Uniphase Corp.*	95,920
676	Kronos, Inc.*	29,690
1,479	Lexar Media, Inc.*	7,972
1,510	National Instruments Corp.	43,865
1,105	Newport Corp.*	15,846
762	Paxar Corp.*	14,691
3,635	Rockwell Automation, Inc.	135,985
2,942	Scientific-Atlanta, Inc.	90,466
525	SeaChange International, Inc.*	7,712
4,467	Symbol Technologies, Inc.	58,473
1,657	Tektronix, Inc.	50,373
3,168	Thermo Electron Corp.*	81,481
1,165	Unova, Inc.*	19,700
905	Varian, Inc.*	34,299
15,439	Xerox Corp.*	213,985
		1,274,404

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc.*	$6,212
3,564	Amkor Technology, Inc.*	14,434
32,358	Applied Materials, Inc.*	549,115
428	Artisan Components, Inc.*	10,413
766	Asyst Technologies, Inc.*	4,435
1,170	ATMI, Inc.*	23,821
1,931	Axcelis Technologies, Inc.*	18,016
724	Brooks Automation Inc.*	10,433
5,097	Cadence Design Systems, Inc.*	68,657
2,247	Chippac Inc. (Class A)*	11,190
1,155	Cognex Corp.	34,742
414	Cohu, Inc.	7,839
1,232	Credence Systems Corp.*	11,039
699	Cymer, Inc.*	20,019
353	DuPont Photomasks, Inc.*	5,768
544	Electro Scientific Industries, Inc.*	14,008
1,795	Entegris Inc.*	15,975
934	FEI Co.*	18,783
669	FormFactor Inc.*	13,434
510	Helix Technology Corp.	7,364
3,716	KLA-Tencor Corp.*	153,136
977	Kulicke & Soffa Industries, Inc.*	7,630
2,476	Lam Research Corp.*	59,053
967	LTX Corp.*	7,862
878	Mattson Technology, Inc.*	7,805
1,557	Mentor Graphics Corp.*	18,373
1,003	MKS Instruments, Inc.*	14,764
778	Mykrolis Corp.*	7,780
2,956	Novellus Systems, Inc.*	79,812
316	Photon Dynamics, Inc.*	8,687
963	Photronics, Inc.*	13,935
3,044	Synopsys, Inc.*	76,983
3,707	Teradyne, Inc.*	63,390
736	Tessera Technologies, Inc.*	12,806
446	Ultratech Stepper, Inc.*	5,557
672	Varian Semiconductor Equipment Associates, Inc.*	$20,073
670	Veeco Instruments, Inc.*	15,242
		1,438,585
	Electronics/Appliance Stores (0.2%)
6,271	Best Buy Co., Inc.	302,011
683	Blockbuster, Inc. (Class A)	9,063
4,059	Circuit City Stores - Circuit City Group	57,232
485	Electronics Boutique Holdings Corp.*	12,178
1,227	Hollywood Entertainment Corp.*	15,841
658	Movie Gallery, Inc.	11,443
3,180	RadioShack Corp.	88,881
		496,649
	Electronics/Appliances (0.2%)
5,553	Eastman Kodak Co.	147,099
1,258	Harman International Industries, Inc.	107,848
551	Helen of Troy Ltd.*	17,263
1,560	Maytag Corp.	31,980
1,350	Whirlpool Corp.	84,294
		388,484
	Engineering & Construction (0.1%)
1,431	Dycom Industries, Inc.*	38,551
352	EMCOR Group, Inc.*	15,231
1,638	Fluor Corp.	74,611
827	Granite Construction Inc.	14,712
516	Insituform Technologies, Inc. (Class A)*	9,273
1,124	Jacobs Engineering Group, Inc.*	44,938
1,013	KFx Inc.*	8,033
939	MasTec, Inc.*	5,859
2,277	Quanta Services, Inc.*	14,300
737	Shaw Group Inc. (The)*	7,311
636	URS Corp.*	15,359
		248,178

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Environmental Services (0.2%)
4,223	Allied Waste Industries, Inc.*	$39,021
344	Ionics, Inc.*	9,302
1,575	Newpark Resources, Inc.*	9,607
3,069	Republic Services, Inc.	87,773
1,043	Tetra Tech, Inc.*	16,834
939	Waste Connections, Inc.*	27,100
11,286	Waste Management, Inc.	317,588
		507,225
	Finance/Rental/Leasing (1.9%)
639	Aaron Rents, Inc (Class A)	19,164
530	Advanta Corp. (Class A)	11,395
2,397	Allied Capital Corp.	59,086
401	AMERCO*	9,095
1,338	American Capital Strategies, Ltd.	39,110
3,187	AmeriCredit Corp.*	60,872
124	Bay View Capital Corp.	2,326
4,437	Capital One Financial Corp.	307,573
504	Cash American International, Inc.	11,315
806	CharterMac L.P.	15,677
4,133	CIT Group, Inc.	143,663
914	CompuCredit Corp.*	14,377
5,310	Countrywide Financial Corp.	382,851
828	Credit Acceptance Corp.*	11,095
483	Dollar Thrifty Automotive Group, Inc.*	11,635
2,160	Doral Financial Corp. (Puerto Rico)	84,780
17,565	Fannie Mae	1,246,412
362	Financial Federal Corp.*	11,642
12,972	Freddie Mac	834,229
1,547	Fremont General Corp.	29,053
1,157	GATX Corp.	29,480
980	IndyMac Bancorp, Inc.	32,556
22,706	MBNA Corp.	560,611
753	MCG Capital Corp.	12,236
506	NCO Group, Inc.*	12,635
709	New Century Financial Corp.	33,358
1,307	Ocwen Financial Corp.*	11,580
5,651	Providian Financial Corp.*	78,210
1,333	Ryder System, Inc.	57,186
558	Saxon Capital, Inc.*	13,124
8,803	SLM Corp.	$333,810
390	Student Loan Corp. (The)	54,697
1,493	United Rentals, Inc.*	29,621
810	WFS Financial Inc.*	37,057
		4,601,511
	Financial Conglomerates (3.3%)
22,766	American Express Co.	1,143,991
97,050	Citigroup, Inc.	4,278,934
524	Euronet Services, Inc.*	9,432
41,860	J.P. Morgan Chase & Co.	1,562,634
1,315	Leucadia National Corp.	67,709
6,258	Principal Financial Group, Inc.	212,709
10,473	Prudential Financial, Inc.	487,623
6,476	State Street Corp.	277,238
139	Wesco Financial Corp.	48,789
		8,089,059
	Financial Publishing/Services (0.3%)
634	Advent Software, Inc.*	10,055
1,436	Dun & Bradstreet Corp.*	80,617
2,842	Equifax, Inc.	68,549
800	FactSet Research Systems Inc.	34,520
2,131	Interactive Data Corp.*	37,314
3,712	McGraw-Hill Companies, Inc. (The)	278,623
2,945	Moody's Corp.	200,554
615	National Financial Partners Corp.	20,713
2,043	SEI Investments Co.	62,659
195	Value Line, Inc.	6,852
		800,456
	Food Distributors (0.2%)
1,832	ARAMARK Corp. (Class B)	49,134
888	Performance Food Group Co.*	22,005
12,539	SYSCO Corp.	431,969
760	United Natural Foods, Inc.*	16,469
		519,577
	Food Retail (0.4%)
2,161	7-Eleven, Inc.*	37,061
7,109	Albertson's, Inc.	173,389
1,350	Casey's General Stores, Inc.	21,843

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
14,437	Kroger Co.*	$228,105
1,313	Ruddick Corp.	25,682
8,570	Safeway Inc.*	181,084
2,598	Supervalu, Inc.	74,199
798	Weis Markets, Inc.	25,448
1,218	Whole Foods Market, Inc.	100,266
584	Wild Oats Markets, Inc.*	7,358
3,012	Winn-Dixie Stores, Inc.	19,036
		893,471
	Food: Major Diversified (1.2%)
5,119	Campbell Soup Co.	130,995
4,345	Del Monte Foods Co.*	45,796
5,986	General Mills, Inc.	268,771
6,866	Heinz (H.J.) Co.	253,287
4,763	Kellogg Co.	198,427
5,463	Kraft Foods Inc. (Class A)	166,895
32,224	PepsiCo, Inc.	1,611,200
15,119	Sara Lee Corp.	332,013
		3,007,384
	Food: Meat/Fish/Dairy (0.3%)
10,403	ConAgra Foods Inc.	270,478
3,022	Dean Foods Co.*	111,754
2,701	Hormel Foods Corp.	80,166
537	Pilgrim's Pride Corp. (Class B)	15,057
379	Sanderson Farms, Inc.	18,279
2,145	Smithfield Foods, Inc.*	60,789
6,790	Tyson Foods, Inc. (Class A)	129,417
		685,940
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	9,999
779	Chiquita Brands International, Inc.*	15,222
490	Farmer Brothers Co.	12,691
1,032	Flowers Foods Inc.	26,935
1,107	Fresh Del Monte Produce, Inc.	29,391
878	Hain Celestial Group, Inc.*	14,513
3,939	Hershey Foods Corp.	190,805
942	Interstate Bakeries Corp.	9,260
769	Lancaster Colony Corp.	$30,975
567	Lance, Inc.	8,528
2,703	McCormick & Co., Inc. (Non-Voting)	96,686
1,420	NBTY, Inc.*	30,899
843	Ralcorp Holdings, Inc.*	30,744
280	Riviana Foods, Inc.	7,193
1,124	Smucker (J.M.) Co.	46,994
1,038	Tootsie Roll Industries, Inc.	30,413
795	Topps Co., Inc. (The)	7,505
3,327	Wrigley (Wm.) Jr. Co. (Class A)	200,951
		799,704
	Forest Products (0.1%)
2,052	Louisiana-Pacific Corp.	48,591
346	Universal Forest Products, Inc.	10,508
4,279	Weyerhaeuser Co.	265,298
		324,397
	Gas Distributors (0.4%)
1,245	AGL Resources, Inc.	36,790
1,187	Atmos Energy Corp.	29,877
7,239	Dynegy, Inc. (Class A)*	30,404
1,011	Energen Corp.	47,871
1,215	Equitable Resources, Inc.	62,305
3,083	KeySpan Corp.	110,957
372	Laclede Group, Inc. (The)	10,011
2,194	MDU Resources Group, Inc.	53,643
1,576	National Fuel Gas Co.	40,251
531	New Jersey Resources Corp.	21,585
732	Nicor Inc.	24,237
5,086	NiSource, Inc.	105,280
502	Northwest Natural Gas Co.	14,749
1,842	ONEOK, Inc.	38,682
940	Peoples Energy Corp.	36,660
653	Piedmont Natural Gas Co., Inc.	26,936
1,609	Questar Corp.	65,937
4,384	Sempra Energy	156,728
245	South Jersey Industries, Inc.	11,125
1,372	Southern Union Co.*	27,317

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
642	Southwest Gas Corp.	$15,196
830	UGI Corp.	26,884
1,465	Vectren Corp.	36,259
949	WGL Holdings Inc.	26,041
		1,055,725
	Home Building (0.4%)
287	Beazer Homes USA Inc.	26,806
650	Brookfield Homes Corp.	17,589
66	Cavco Industries, Inc.*	2,607
2,408	Centex Corp.	102,147
1,119	Champion Enterprises, Inc.*	10,888
4,707	D.R. Horton, Inc.	130,054
1,170	Hovnanian Enterprises, Inc.*	36,305
898	KB Home	57,517
2,768	Lennar Corp. (Class A)	118,138
291	Levitt Corp. (Class A)*	6,038
683	M.D.C. Holdings, Inc.	45,863
316	M/I Homes, Inc.	12,005
216	Meritage Corp.*	13,370
140	NVR, Inc.*	65,240
446	Palm Harbor Homes, Inc.*	7,145
2,405	Pulte Homes, Inc.	131,385
479	Ryland Group, Inc. (The)	37,084
698	Standard Pacific Corp.	32,394
892	Technical Olympic USA, Inc.	19,330
1,399	Toll Brothers, Inc.*	55,596
825	WCI Communities, Inc.*	17,762
193	William Lyon Homes, Inc.*	14,759
		960,022
	Home Furnishings (0.2%)
1,031	Ethan Allen Interiors, Inc.	38,302
1,081	Furniture Brands International, Inc.	24,841
426	Jarden Corp.*	15,396
1,386	La-Z-Boy, Inc.	23,950
3,719	Leggett & Platt, Inc.	100,599
265	Libbey, Inc.	5,957
1,294	Mohawk Industries, Inc.*	95,161
5,306	Newell Rubbermaid, Inc.	114,610
646	Select Comfort Corp.*	13,198
		432,014
	Home Improvement Chains (1.0%)
1,470	Fastenal Co.	$91,699
42,869	Home Depot, Inc. (The)	1,445,543
14,278	Lowe's Companies, Inc.	695,624
2,850	Sherwin-Williams Co.	115,083
		2,347,949
	Hospital/Nursing Management (0.4%)
666	Amsurg Corp.*	15,817
2,091	Beverly Enterprises, Inc.*	16,477
2,039	Community Health Systems Inc.*	50,180
9,601	HCA, Inc.	371,079
4,631	Health Management Associates, Inc. (Class A)	92,898
732	LifePoint Hospitals, Inc.*	24,456
1,727	Manor Care, Inc.	53,969
981	Orthodontic Centers of America, Inc.*	6,632
951	Province Healthcare Co.*	13,818
1,876	Select Medical Corp.	24,088
566	Sunrise Senior Living, Inc.*	19,980
9,197	Tenet Healthcare Corp.*	102,822
1,525	Triad Hospitals, Inc.*	51,941
542	United Surgical Partners International Inc.*	19,100
1,123	Universal Health Services, Inc. (Class B)	51,108
1,731	US Oncology, Inc.*	25,740
		940,105
	Hotels/Resorts/Cruiselines (0.5%)
760	Boca Resorts, Inc. (Class A)*	14,820
7,757	Carnival Corp. (Panama)	361,554
870	Choice Hotels International, Inc.	45,762
1,101	Gaylord Entertainment Co.*	32,105
7,351	Hilton Hotels Corp.	131,068
3,606	La Quinta Corp.*	27,622
576	Marcus Corp. (The)	10,132
4,532	Marriott International, Inc. (Class A)	221,162
873	Prime Hospitality Corp.*	8,014
2,002	Royal Caribbean Cruises Ltd. (Liberia)	85,585

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
3,977	Starwood Hotels & Resorts Worldwide, Inc.	$178,965
542	Vail Resorts, Inc.*	10,574
		1,127,363
	Household/Personal Care (2.2%)
1,708	Alberto-Culver Co.	79,627
9,166	Avon Products, Inc.	394,230
784	Church & Dwight Co., Inc.	34,637
3,126	Clorox Co. (The)	155,581
10,410	Colgate-Palmolive Co.	553,812
2,352	Estee Lauder Companies, Inc. (The) (Class A)	103,253
18,335	Gillette Co. (The)	714,698
1,815	International Flavors & Fragrances, Inc.	66,320
9,774	Kimberly-Clark Corp.	626,220
1,368	Nu Skin Enterprises, Inc. (Class A)	37,360
1,191	Playtex Products, Inc.*	8,420
48,702	Procter & Gamble Co. (The)	2,539,809
		5,313,967
	Industrial Conglomerates (4.1%)
14,765	3M Co.	1,216,045
1,684	ALLETE, Inc.	46,680
4,579	Danaher Corp.	231,926
192,147	General Electric Co.**	6,388,888
16,732	Honeywell International, Inc.	629,291
3,333	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	228,944
1,788	ITT Industries, Inc.	142,951
1,476	SPX Corp.	60,442
2,636	Textron, Inc.	161,587
9,153	United Technologies Corp.	855,805
816	Walter Industries, Inc.	11,383
		9,973,942
	Industrial Machinery (0.4%)
458	Actuant Corp. (Class A)*	16,699
1,244	Flowserve Corp.*	29,794
769	FuelCell Energy, Inc.*	7,644
1,336	Graco Inc.	42,057
1,345	IDEX Corp.	43,161
5,348	Illinois Tool Works Inc.	484,101
876	Kennametal Inc.	38,544
941	Lincoln Electric Holdings, Inc.	$32,003
942	Nordson Corp.	39,442
2,307	Parker-Hannifin Corp.	132,376
489	Regal-Beloit Corp.	10,269
695	Roper Industries, Inc.	38,920
377	Tecumseh Products Co. (Class A)	15,393
532	Watts Water Technologies, Inc.	13,460
217	Woodward Governor Co.	13,317
		957,180
	Industrial Specialties (0.3%)
719	Buckeye Technologies Inc.*	7,722
664	Cabot Microelectronics Corp.*	23,565
1,680	Donaldson Co., Inc.	44,738
4,992	Ecolab Inc.	152,256
1,228	Ferro Corp.	24,449
625	Fuller (H.B.) Co.	16,706
1,306	GrafTech International Ltd..*	14,405
543	Headwaters Inc.*	15,063
740	MacDermid, Inc.	21,652
717	Mine Safety Appliances Co.	26,637
412	Minerals Technologies, Inc.	23,018
3,292	PPG Industries, Inc.	194,063
315	Rogers Corp.*	15,577
2,325	RPM International, Inc.	34,991
651	Spartech Corp.	15,559
611	Symyx Technologies, Inc.*	11,786
981	Valspar Corp. (The)	48,069
325	WD-40 Co.	8,573
		698,829
	Information Technology Services (1.5%)
599	Anteon International Corp.*	18,653
3,768	BearingPoint, Inc.*	31,124
513	Black Box Corp.	19,494
586	CACI International Inc. (Class A)*	24,090
1,236	CIBER, Inc.*	9,270
3,180	Citrix Systems, Inc.*	56,032
2,386	Cognizant Technology Solutions Corp.*	65,734

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
9,378	Electronic Data Systems Corp.	$173,305
857	Epicor Software Corp.*	10,610
1,728	Henry (Jack) & Associates, Inc.	33,264
5,912	Infonet Services Corp. (Class B)*	9,282
988	Intergraph Corp.*	26,073
32,020	International Business Machines Corp.	2,787,981
557	JDA Software Group, Inc.*	5,932
1,745	Keane, Inc.*	25,774
12,788	Level 3 Communications, Inc.*	38,748
320	ManTech International Corp. (Class A)*	4,576
339	MICROS Systems, Inc.*	16,482
7,083	PeopleSoft, Inc.*	127,636
2,521	Perot Systems Corp. (Class A)*	31,815
639	QAD, Inc.	6,505
1,299	Reynolds & Reynolds Co. (The) (Class A)	28,708
1,240	RSA Security, Inc.*	23,089
2,357	Sapient Corp.*	16,475
314	SRA International, Inc. (Class A)*	13,348
1,197	Syntel, Inc.	16,890
6,402	Unisys Corp.*	65,556
582	Verint Systems Inc.*	18,455
1,558	Wind River Systems, Inc.*	15,268
		3,720,169
	Insurance Brokers/Services (0.3%)
6,134	AON Corp.	162,183
1,336	Brown & Brown, Inc.	56,807
512	CCC Information Services Group, Inc.*	9,201
1,589	ChoicePoint Inc.*	66,738
948	Crawford & Co. (Class B)	4,778
1,768	Gallagher (Arthur J.) & Co.	54,755
764	Hilb, Rogal & Hamilton Co.	25,663
10,274	Marsh & McLennan Companies, Inc.	$455,960
		836,085
	Integrated Oil (3.6%)
1,745	Amerada Hess Corp.	145,446
20,156	ChevronTexaco Corp.	1,927,921
812	Cimarex Energy Co.*	26,414
12,559	ConocoPhillips	989,272
123,554	Exxon Mobil Corp.	5,720,550
1,835	Murphy Oil Corp.	141,919
		8,951,522
	Internet Retail (0.2%)
5,897	Amazon.com, Inc.*	229,511
1,364	Drugstore.com, Inc.*	3,806
488	IAC Interactive Corp. (Warrants) (expire 02/04/09)*	14,713
10,135	IAC/InterActiveCorp.*	276,685
806	Netflix Inc.*	16,523
		541,238
	Internet Software/Services (0.5%)
1,002	Agile Software Corp.*	7,455
2,333	Akamai Technologies, Inc.*	34,832
1,012	Ariba, Inc.*	8,794
951	Ask Jeeves, Inc.*	27,655
7,861	BEA Systems, Inc.*	51,018
1,827	Borland Software Corp.*	15,109
9,125	CMGI Inc.*	12,592
3,333	CNET Networks, Inc.*	30,430
638	Digital Insight Corp.*	9,462
600	Digital River, Inc.*	16,860
1,146	Digitas Inc.*	7,667
3,167	Earthlink, Inc.*	31,258
792	GSI Commerce, Inc.*	6,494
4,035	Internap Network Services Corp.*	3,551
1,125	Internet Security Systems, Inc.*	17,235
447	J2 Global Communications, Inc.*	11,403

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
897	Lionbridge Technologies, Inc.*	$6,674
237	MicroStrategy Inc. (Class A)*	9,542
674	Netegrity, Inc.*	4,408
1,137	NIC Inc.*	7,106
1,181	Openwave Systems, Inc.*	13,428
620	Packeteer, Inc.*	5,816
530	PEC Solutions, Inc.*	5,788
1,098	Progress Software Corp.*	22,652
2,958	RealNetworks, Inc.*	16,683
1,369	S1 Corp.*	11,322
627	Secure Computing Corp.*	4,336
9,608	Siebel Systems, Inc.*	77,440
1,321	SonicWALL, Inc.*	8,758
670	Supportsoft, Inc.*	5,903
1,194	United Online, Inc.*	18,626
4,873	VeriSign, Inc.*	85,326
6,854	Vignette Corp.*	9,801
816	WebEx Communications, Inc.*	16,744
1,016	webMethods, Inc.*	4,846
429	Websense, Inc.*	16,384
22,972	Yahoo! Inc.*	707,538
		1,350,936
	Investment Banks/Brokers (1.6%)
8,182	Ameritrade Holding Corp.*	90,738
1,899	Bear Stearns Companies, Inc. (The)	158,415
639	Chicago Marcantile Exchange (The)	80,194
7,093	E*TRADE Group, Inc.*	78,520
1,553	Edwards (A.G.), Inc.	50,472
590	eSPEED, Inc (Class A)*	6,354
7,326	Goldman Sachs Group, Inc. (The)	646,080
1,058	Investment Technology Group, Inc.*	13,902
1,056	Jefferies Group, Inc.	33,095
2,213	Knight Trading Group, Inc.*	18,833
1,355	LaBranche & Co., Inc.*	11,097
1,283	Legg Mason, Inc.	100,767
5,261	Lehman Brothers Holdings Inc.	368,796
18,255	Merrill Lynch & Co., Inc.	907,639
21,161	Morgan Stanley (Note 4)	$1,043,872
1,423	Raymond James Financial, Inc.	33,256
20,878	Schwab (Charles) Corp. (The)	183,309
802	Tradestation Group Inc.*	4,772
		3,830,111
	Investment Managers (0.4%)
619	Affiliated Managers Group, Inc.*	28,418
1,502	Alliance Capital Management Holding L.P.	50,302
490	BlackRock, Inc. (Class A)	30,355
1,336	Eaton Vance Corp. (Non-Voting)	50,688
2,105	Federated Investors, Inc. (Class B)	59,172
2,819	Franklin Resources, Inc.	136,017
1,265	Investors Financial Services Corp.	57,785
4,663	Janus Capital Group, Inc.	61,831
8,336	Mellon Financial Corp.	229,073
1,797	Nuveen Investments (Class A)	45,644
2,413	Price (T.) Rowe Group, Inc.	111,529
1,596	Waddell & Reed Financial, Inc. (Class A)	30,994
		891,808
	Investment Trusts/Mutual Funds (0.0%)
418	BP Prudhoe Bay Royalty Trust	15,332
28	Cross Timbers Royalty Trust	864
1,322	Hugoton Royalty Trust	33,856
		50,052
	Life/Health Insurance (0.6%)
9,937	AFLAC, Inc.	393,903
513	American National Insurance Co.	46,940
676	AmerUs Group Co.	26,026
680	Citizens, Inc.*	3,822
823	Delphi Financial Group, Inc. (Class A)	33,373
893	FBL Financial Group, Inc. (Class A)	23,736
1,075	Great American Financial Resources, Inc.	16,297

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
2,740	Jefferson-Pilot Corp.	$132,013
233	Kansas City Life Insurance Co.	10,392
3,449	Lincoln National Corp.	150,721
6,404	MetLife, Inc.	228,431
65	National Western Life Insurance Co. (Class A)*	10,392
2,405	Phoenix Companies Ltd.	24,940
573	Presidential Life Corp.	10,056
1,401	Protective Life Corp.	50,786
1,172	Reinsurance Group of America, Inc.	46,704
533	StanCorp Financial Group, Inc.	37,470
2,230	Torchmark Corp.	116,584
872	UICI*	20,858
1,049	Universal American Financial Corp.*	11,382
5,778	UnumProvident Corp.	92,159
		1,486,985
	Major Banks (3.7%)
38,495	Bank of America Corp.	3,272,460
15,069	Bank of New York Co., Inc. (The)	432,932
10,543	BB&T Corp.	408,330
3,398	Comerica, Inc.	198,681
4,435	Huntington Bancshares, Inc.	108,480
8,121	KeyCorp	245,092
11,285	National City Corp.	411,903
5,372	PNC Financial Services Group	271,823
5,166	Popular, Inc.	117,475
4,411	Regions Financial Corp.	130,963
6,429	SouthTrust Corp.	249,381
5,496	SunTrust Banks, Inc.	362,461
994	UnionBanCal Corp.	57,702
24,774	Wachovia Corp.	1,097,736
31,880	Wells Fargo & Co.	1,830,231
		9,195,650
	Major Telecommunications (2.2%)
6,088	ALLTEL Corp.	316,576
15,146	AT&T Corp.	228,705
34,509	BellSouth Corp.*	934,849
5,323	Cincinnati Bell Inc.	21,505
1,276	Primus Telecommunications Group, Inc.*	$2,067
62,322	SBC Communications, Inc.	1,579,239
17,031	Sprint Corp. (FON Group)	318,139
52,032	Verizon Communications Inc.	2,005,313
		5,406,393
	Managed Health Care (1.0%)
2,966	Aetna, Inc.	254,483
399	AMERIGROUP Corp.*	19,136
2,679	Anthem, Inc.*	220,937
8,860	Caremark Rx, Inc.*	270,230
383	Centene Corp.*	14,937
2,723	CIGNA Corp.	168,853
1,758	Coventry Health Care, Inc.*	89,851
1,921	First Health Group Corp.*	26,932
2,202	Health Net Inc.*	53,134
3,025	Humana, Inc.*	54,783
1,462	PacifiCare Health Systems, Inc.*	44,693
506	Sierra Health Services, Inc.*	22,365
13,104	UnitedHealth Group Inc.	824,268
326	WellChoice, Inc.*	11,932
2,866	WellPoint Health Networks, Inc.*	289,753
		2,366,287
	Marine Shipping (0.1%)
809	Alexander & Baldwin, Inc.	26,600
722	General Maritime Corp.*	21,415
629	Kirby Corp.*	24,279
1,540	OMI Corp.	22,407
1,174	Tidewater, Inc.	35,631
		130,332
	Media Conglomerates (1.4%)
38,580	Disney (Walt) Co. (The)	890,812
85,783	Time Warner Inc.*	1,428,287
30,972	Viacom Inc. (Class B) (Non-Voting)	1,040,349
		3,359,448
	Medical Distributors (0.4%)
2,194	AmerisourceBergen Corp.	118,608
1,518	Andrx Group*	39,377
8,389	Cardinal Health, Inc.	373,311

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
846	Henry Schein, Inc.*	$56,767
5,767	McKesson Corp.	185,524
649	Owens & Minor, Inc.	16,660
1,344	Patterson Companies Inc.	98,676
484	PolyMedica Industries, Inc.	14,743
943	Priority Healthcare Corp. (Class B)*	21,123
1,307	PSS World Medical, Inc.*	12,796
		937,585
	Medical Specialties (2.2%)
568	Advanced Medical Optics, Inc.*	21,612
420	Advanced Neuromodulation System*	13,461
1,228	Align Technology, Inc.*	21,097
643	American Medical System Holdings, Inc.*	20,460
339	Analogic Corp.	14,082
1,795	Apogent Technologies Inc.*	58,338
4,130	Applera Corp. – Applied Biosystems Group	85,450
1,344	Arrow International, Inc.	37,256
403	ArthroCare Corp.*	10,732
409	Atrix Laboratories, Inc.*	13,174
2,054	Bard (C.R.), Inc.	113,381
1,016	Bausch & Lomb, Inc.	62,575
11,888	Baxter International, Inc.	357,472
1,195	Beckman Coulter, Inc.	65,928
5,006	Becton, Dickinson & Co.	236,433
5,056	Biomet, Inc.*	222,413
507	Bio-Rad Laboratories, Inc. (Class A)*	26,567
375	Biosite Inc.*	16,571
556	Bioveris Corp.	4,170
12,022	Boston Scientific Corp.*	459,962
639	CONMED Corp.*	14,160
762	Cooper Companies, Inc. (The)	45,301
839	CTI Molecular Imaging, Inc.*	8,784
435	Cyberonics Inc.*	12,171
2,224	Cytyc Corp.*	53,754
782	Dade Behring Holdings Inc.*	38,858
288	Datascope Corp.	9,996
1,462	DENTSPLY International, Inc.	71,097
576	Diagnostic Products Corp.	23,126
362	Digene Corp.*	$12,359
1,148	Edwards Lifesciences Corp.*	40,375
1,043	Fisher Scientific International, Inc.*	60,703
6,026	Guidant Corp.	333,358
470	Haemonetics Corp.*	14,100
1,234	Hillenbrand Industries, Inc.	70,079
2,946	Hospira, Inc.*	76,331
669	IDEXX Laboratories, Inc.*	33,711
568	Immucor, Inc.*	11,508
448	INAMED Corp.*	24,273
604	Integra LifeSciences Holding, Inc.*	19,083
521	Intuitive Surgical, Inc.*	11,920
669	Invacare Corp.	27,128
1,243	KV Pharmaceutical Co. (Class A)*	21,641
754	Kyphon Inc.*	20,381
22,840	Medtronic, Inc.	1,134,463
1,095	Mentor Corp.	34,482
499	Merit Medical Systems, Inc.*	8,423
465	Ocular Sciences, Inc.*	20,520
752	OraSure Technologies, Inc.*	5,828
2,422	Pall Corp.	56,118
355	Penwest Pharmaceuticals Co.*	3,589
2,661	Peregrine Pharmaceuticals, Inc.*	3,167
2,458	PerkinElmer, Inc.	43,212
727	ResMed, Inc.*	35,623
692	Respironics, Inc.*	38,558
3,342	St. Jude Medical, Inc.*	227,690
1,440	STERIS Corp.*	29,606
5,574	Stryker Corp.	265,768
378	SurModics, Inc.*	9,042
853	Sybron Dental Specialties, Inc.*	22,946
1,215	Thoratec Corp.*	12,393
1,328	Varian Medical Systems, Inc.*	91,645
324	Ventana Medical Systems, Inc.*	16,177
586	Viasys Healthcare, Inc.*	8,878
1,030	VISX, Inc.*	22,052
252	Vital Signs, Inc.	7,525

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
2,353	Waters Corp.*	$103,250
283	West Pharmaceutical Services, Inc.	10,779
673	Wright Medical Group, Inc.*	18,595
4,431	Zimmer Holdings, Inc.*	338,130
		5,483,790
	Medical/Nursing Services (0.1%)
612	American Healthways, Inc.*	16,665
1,213	Apria Healthcare Group, Inc.*	35,602
1,944	DaVita, Inc.*	59,039
1,265	Hooper Holmes, Inc.	5,857
698	Kindred Healthcare, Inc.*	16,927
1,906	Lincare Holdings, Inc.*	60,878
581	Pediatrix Medical Group, Inc.*	36,742
1,447	Renal Care Group, Inc.*	46,101
1,193	VCA Antech, Inc.*	50,142
		327,953
	Metal Fabrications (0.1%)
546	Commercial Metals Co.	18,908
808	Harsco Corp.	36,263
1,034	Kaydon Corp.	30,120
669	Mueller Industries, Inc.*	25,502
1,683	Timken Co. (The)	41,806
		152,599
	Miscellaneous Commercial Services (0.2%)
1,371	ABM Industries Inc.	24,664
248	Bright Horizons Family Solutions, Inc.*	12,586
858	Century Business Services, Inc.*	3,621
2,011	Copart, Inc.*	44,745
722	Corporate Executive Board Co. (The)	40,937
596	Corrections Corporation of America*	22,469
312	Costar Group, Inc.*	13,244
673	DiamondCluster International, Inc. (Class A)*	6,717
2,272	Exult Inc.*	11,905
958	FTI Consulting, Inc.*	16,535
666	G & K Services, Inc. (Class A)	25,654
2,393	Gartner, Inc. (Class B)*	29,865
419	Global Imaging Systems, Inc.*	$12,708
2,837	IKON Office Solutions, Inc.	33,675
2,481	Iron Mountain Inc.*	80,062
891	Laureate Education Inc.*	31,452
479	MAXIMUS, Inc.*	15,314
235	MemberWorks Inc.*	6,277
849	Navigant Consulting, Inc.*	17,787
489	ProQuest Co.*	12,225
2,790	Sabre Holdings Corp.	71,229
316	SOURCECORP, Inc.*	7,429
278	StarTek, Inc.	8,543
1,449	TeleTech Holdings, Inc.*	12,679
1,413	The Brink's Co.	45,711
428	Viad Corp.	10,233
1,044	Wireless Facilities, Inc.*	7,809
		626,075
	Miscellaneous Manufacturing (0.2%)
1,416	Ametek, Inc.	43,669
619	Brady (W.H.) Co. (Class A)	27,979
598	Carlisle Companies, Inc.	37,967
1,151	Crane Co.	32,021
398	CUNO, Inc.*	20,959
3,955	Dover Corp.	156,934
1,463	Jacuzzi Brands, Inc.*	11,294
1,914	Pentair, Inc.	59,946
782	Smith (A.O.) Corp.	22,459
769	Teleflex Inc.	34,182
743	Tredegar Corp.	12,245
464	Valmont Industries, Inc.	10,129
		469,784
	Motor Vehicles (0.5%)
35,641	Ford Motor Co.	524,636
9,300	General Motors Corp.	401,202
5,870	Harley-Davidson, Inc.	351,437
		1,277,275
	Movies/Entertainment (0.2%)
717	AMC Entertainment, Inc.*	13,688
985	Cedar Fair, L.P.	29,373
1,441	Crown Media Holdings, Inc. (Class A)*	10,044
3,513	Fox Entertainment Group, Inc. (Class A)*	94,956

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
1,031	International Speedway Corp. (Class A)	$53,653
5,029	Metro-Goldwyn-Mayer Inc.*	61,002
1,071	Pixar, Inc.*	73,085
1,207	Regal Entertainment Group (Class A)	22,728
2,012	Six Flags, Inc.	9,497
1,092	Speedway Motorsports, Inc.	37,729
1,332	TiVo Inc.*	7,526
		413,281
	Multi-Line Insurance (1.7%)
46,054	American International Group, Inc.	3,253,715
4,246	CNA Financial Corp.*	112,009
5,514	Hartford Financial Services Group, Inc. (The)	358,961
1,175	HCC Insurance Holdings, Inc.	35,603
1,032	Horace Mann Educators Corp.	17,296
2,520	Loews Corp.	142,708
1,164	Nationwide Financial Services, Inc. (Class A)	41,287
2,735	Safeco Corp.	128,709
1,319	Unitrin, Inc.	54,936
367	Zenith National Insurance Corp.	15,733
		4,160,957
	Office Equipment/Supplies (0.2%)
2,140	Avery Dennison Corp.	129,620
1,130	HNI Corp.	45,709
1,097	Kimball International, Inc. (Class B)	15,095
1,422	Miller (HERMAN), Inc.	38,110
4,568	Pitney Bowes, Inc.	192,770
855	Steelcase, Inc. (Class A)	11,158
		432,462
	Oil & Gas Pipelines (0.2%)
799	Buckeye Partners, L.P.	33,918
11,759	El Paso Corp.	92,779
198	Enbridge Energy Management, LLC*	8,611
1,175	Enterprise Products Partners L.P.	24,381
980	Kinder Morgan Management, LLC*	$37,057
2,388	Kinder Morgan, Inc.	143,304
267	Magellan Midstream Partners, L.P.	14,365
862	Plains All American Pipeline, L.P.	28,239
323	TC Pipelines, L.P.	11,062
1,221	TEPPCO Partners, L.P.	47,985
1,288	Western Gas Resources, Inc.	43,393
10,218	Williams Companies, Inc. (The)	124,149
		609,243
	Oil & Gas Production (1.3%)
4,861	Anadarko Petroleum Corp.	290,639
6,280	Apache Corp.	292,208
408	Berry Petroleum Co. (Class A)	12,346
7,698	Burlington Resources, Inc.	293,833
790	Cabot Oil & Gas Corp.	34,736
4,455	Chesapeake Energy Corp.	68,384
625	Comstock Resources Inc.*	13,150
1,316	Denbury Resources Inc.*	28,755
4,506	Devon Energy Corp.	313,122
909	Encore Acquisition Co.*	26,788
626	Energy Partners, Ltd.*	9,791
2,230	EOG Resources, Inc.	141,717
964	Evergreen Resources, Inc.*	39,447
1,042	Forest Oil Corp.*	29,478
801	Houston Exploration Co. (The)*	43,254
805	KCS Energy Inc*	11,898
2,879	Kerr-McGee Corp.	151,148
1,313	Magnum Hunter Resources, Inc.*	14,075
1,085	Newfield Exploration Co.*	64,091
1,100	Noble Energy, Inc.	60,841
7,462	Occidental Petroleum Corp.	367,653
1,322	Patina Oil & Gas Corp.	38,986
350	Penn Virginia Corp.	13,192
2,287	Pioneer Natural Resources Co.*	82,446
1,457	Plains Exploration & Production Co.*	30,378
1,275	Pogo Producing Co.	56,585

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
700	Quicksilver Resources Inc.*	$22,169
1,093	Range Resources Corp.	18,308
523	Remington Oil & Gas Corp.*	12,369
844	Southwestern Energy Co.*	27,168
646	Spinnaker Exploration Co.*	23,107
681	St. Mary Land & Exploration Co.	23,365
559	Stone Energy Corp.*	25,289
535	Swift Energy Co.*	12,139
1,441	Ultra Petroleum Corp. (Canada)*	64,658
940	Unit Corp.*	30,315
5,017	Unocal Corp.	194,459
1,388	Vintage Petroleum, Inc.	23,735
4,463	XTO Energy Inc.	133,444
		3,139,466
	Oil Refining/Marketing (0.3%)
1,333	Ashland, Inc.	69,676
510	Frontier Oil Corp.	10,940
303	Holly Corp.	11,941
6,011	Marathon Oil Corp.	226,434
1,251	Premcor Inc.*	44,911
1,502	Sunoco, Inc.	102,391
1,262	Tesoro Petroleum Corp.*	36,598
2,365	Valero Energy Corp.	177,186
		680,077
	Oilfield Services/Equipment (0.9%)
6,488	Baker Hughes Inc.	261,466
3,067	BJ Services Co.*	152,307
859	Cal Dive International, Inc.*	26,629
493	Carbo Ceramics, Inc.	34,919
1,046	Cooper Cameron Corp.*	53,440
1,283	FMC Technologies, Inc.*	38,490
2,148	Global Industries Ltd.*	10,847
2,452	Grant Prideco, Inc.*	46,318
8,488	Halliburton Co.	269,494
1,370	Hanover Compressor Co.*	16,084
484	Hydril Co.*	17,255
3,095	Key Energy Services, Inc.*	31,198
624	Lone Star Technologies, Inc.*	20,792
819	Maverick Tube Corp.*	23,620
1,283	McDermott International, Inc.*	13,690
1,674	National-Oilwell, Inc.*	$55,995
545	Oceaneering International, Inc.*	18,023
440	Offshore Logistics, Inc.*	12,738
1,262	Oil States International Inc.*	20,773
676	Overseas Shipholding Group, Inc.	30,359
11,375	Schlumberger Ltd. (Netherlands; Antilles)	731,640
366	SEACOR Holdings, Inc.*	15,482
1,940	Smith International, Inc.*	113,063
1,730	Superior Energy Services, Inc.*	19,341
422	TETRA Technologies, Inc.*	11,120
760	Universal Compression Holdings, Inc.*	24,936
262	Valero L.P.	13,729
1,891	Varco International, Inc.*	45,705
652	Veritas DGC Inc.*	16,059
2,521	Weatherford International Ltd. (Bermuda)*	117,932
589	W-H Energy Services Inc.*	11,839
		2,275,283
	Other Consumer Services (0.8%)
778	Alderwoods Group, Inc.*	6,913
2,852	Apollo Group, Inc. (Class A)*	238,285
724	Autobytel, Inc.*	4,930
3,454	Block (H.&R.), Inc.	169,695
1,850	Career Education Corp.*	62,549
19,632	Cendant Corp.	449,180
705	Central Parking Corp.	11,231
1,836	Corinthian Colleges, Inc.*	34,370
1,357	DeVry, Inc.*	31,550
8,829	eBay Inc.*	691,576
1,234	Education Management Corp.*	34,256
631	HealthExtras, Inc.*	9,364
2,340	Homestore, Inc.*	8,249
839	ITT Educational Services, Inc.*	26,722
1,712	MoneyGram International, Inc.	32,014
339	Pre-Paid Legal Services, Inc.*	7,848
785	Priceline.com Inc.*	18,589
807	Renaissance Learning, Inc.	17,189

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
881	Rollins, Inc.	$20,395
6,015	Service Corp. International*	38,195
5,760	ServiceMaster Co. (The)	67,277
1,202	Sotheby's Holdings, Inc. (Class A)*	19,208
2,045	Stewart Enterprises, Inc. (Class A)*	14,233
199	Strayer Education, Inc.	19,387
840	Weight Watchers International, Inc.*	32,542
		2,065,747
	Other Consumer Specialties (0.1%)
2,826	Fortune Brands, Inc.	203,981
1,573	Fossil, Inc.*	38,051
690	Matthews International Corp. (Class A)	23,653
335	RC2 Corp.*	10,519
449	Russ Berrie & Co., Inc.	8,549
		284,753
	Other Metals/Minerals (0.1%)
2,143	Hecla Mining Co.*	11,572
1,293	Olin Corp.	22,343
1,738	Phelps Dodge Corp.*	135,460
1,974	USEC Inc.	16,759
		186,134
	Packaged Software (3.5%)
4,534	Adobe Systems, Inc.	191,244
480	Altiris, Inc. *	12,053
294	ANSYS, Inc.*	13,947
1,151	Ascential Software Corp.*	14,134
1,064	Aspect Communications Corp.*	9,012
2,162	Autodesk, Inc.	86,912
4,384	BMC Software, Inc.*	68,741
9,351	Computer Associates International, Inc.	236,019
7,827	Compuware Corp.*	38,665
1,439	E.piphany, Inc.*	5,756
1,401	Fair Isaac Corp.	40,041
1,052	FileNET Corp.*	19,988
873	Hyperion Solutions Corp.*	35,810
754	Inet Technologies, Inc.*	9,274
2,274	Informatica Corp.*	13,803
3,846	Intuit Inc.*	$143,994
1,378	Macromedia, Inc.*	27,836
1,144	Macrovision Corp.*	24,756
745	Magma Design Automation, Inc.*	13,224
611	Manhattan Associates, Inc.*	15,862
1,371	Manugistics Group, Inc.*	3,770
2,996	McAfee Inc.	53,868
1,800	Mercury Interactive Corp.*	65,808
1,928	Micromuse Inc.*	8,676
203,383	Microsoft Corp.	5,788,280
1,315	NetIQ Corp.*	12,532
7,235	Novell, Inc.*	49,487
79,710	Oracle Corp.*	837,752
191	PalmSource, Inc.*	3,870
6,243	Parametric Technology Corp.*	28,343
2,161	Quest Software, Inc.*	26,062
3,343	Red Hat, Inc.*	57,232
1,053	Retek, Inc.*	4,275
1,029	Serena Software, Inc.*	15,847
1,844	Sybase, Inc.*	26,867
6,026	Symantec Corp.*	281,776
4,122	TIBCO Software, Inc.*	29,143
696	Transaction Systems Architects, Inc. (Class A)*	11,902
820	Ulticom, Inc.*	8,799
8,248	VERITAS Software Corp.*	157,207
831	Verity, Inc.*	9,249
		8,501,816
	Personnel Services (0.1%)
739	AMN Healthcare Services, Inc.*	9,533
380	CDI Corp.	10,838
485	Gentiva Health Services, Inc.*	7,377
805	Kelly Services, Inc. (Class A)	21,840
732	Korn/Ferry International*	13,052
785	Labor Ready, Inc.*	11,006
1,510	Manpower, Inc.	65,761
2,185	Monster Worldwide Inc.*	48,267
2,551	MPS Group, Inc.*	22,908
438	Resources Connection Inc.*	16,986
3,318	Robert Half International, Inc.	92,307
1,163	Spherion Corp.*	10,060
		329,935

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs (0.2%)
1,113	Alpharma Inc. (Class A)	$18,298
1,896	Barr Pharmaceuticals Inc.*	65,128
1,716	Eon Labs, Inc.*	49,970
1,026	Impax Laboratories, Inc.*	14,518
3,806	IVAX Corp.*	90,773
5,209	Mylan Laboratories, Inc.	77,197
706	Par Pharmaceutical Cos Inc.*	26,574
1,652	Valeant Pharmaceuticals International	28,927
2,117	Watson Pharmaceuticals, Inc.*	53,370
		424,755
	Pharmaceuticals: Major (5.8%)
29,460	Abbott Laboratories	1,159,251
37,576	Bristol-Myers Squibb Co.	860,490
55,919	Johnson & Johnson	3,090,643
19,401	Lilly (Eli) & Co.	1,236,232
41,910	Merck & Co., Inc.	1,900,619
143,668	Pfizer, Inc.	4,591,629
28,471	Schering-Plough Corp.	554,046
25,093	Wyeth	888,292
		14,281,202
	Pharmaceuticals: Other (0.4%)
2,554	Allergan, Inc.	193,185
713	AtheroGenics, Inc.*	10,253
662	Cell Therapeutics, Inc.*	3,608
283	Cima Labs, Inc.*	9,580
767	Columbia Laboratories, Inc.*	2,270
730	Connetics Corp.*	20,097
2,636	Endo Pharmaceuticals Holdings, Inc.*	50,611
680	First Horizon Pharmaceutical Corp.*	11,880
7,084	Forest Laboratories, Inc.*	356,254
620	Inspire Pharmaceuticals, Inc.*	8,116
516	Inveresk Research Group Inc.*	18,731
330	Inverness Medical Innovations, Inc.*	5,594
4,761	King Pharmaceuticals, Inc.*	53,752
419	Kos Pharmaceuticals, Inc.*	12,390
1,056	Medicis Pharmaceutical Corp. (Class A)	$37,773
1,732	Perrigo Co.	28,855
554	POZEN Inc.*	3,601
631	Salix Pharmaceuticals, Ltd.*	13,453
1,764	Sepracor, Inc.*	81,091
414	United Therapeutics Corp.*	10,251
		931,345
	Precious Metals (0.2%)
4,027	Coeur D'Alene Mines Corp.*	13,933
3,288	Freeport-McMoRan Copper & Gold, Inc. (Class B)	114,587
2,496	Glamis Gold Ltd. (Canada)*	39,187
1,933	Meridian Gold Inc. (Canada)*	25,632
7,967	Newmont Mining Corp.	322,424
1,752	Stillwater Mining Co.*	25,492
		541,255
	Property – Casualty Insurers (1.7%)
2,307	21st Century Insurance Group	29,414
1,715	Alfa Corp.	23,187
148	Alleghany Corp.*	40,034
1,044	Allmerica Financial Corp.*	31,122
13,632	Allstate Corp. (The)	641,795
1,153	American Financial Group, Inc.	34,233
681	Arch Capital Group Ltd.*	26,219
1,710	Berkley (W.R.) Corp.	70,007
22	Berkshire Hathaway, Inc. (Class A)*	1,919,500
3,660	Chubb Corp. (The)	251,735
3,354	Cincinnati Financial Corp.	133,758
667	Commerce Group, Inc. (The)	32,289
1,242	Erie Indemnity Co. (Class A)	56,287
617	Harleysville Group, Inc.	11,661
400	Infinity Property & Casualty Corp.	11,512
1,054	Mercury General Corp.	49,675
344	Midland Co. (The)	9,821
1,421	Odyssey Re Holdings Corp.	33,180
990	Ohio Casualty Corp.*	18,513
3,573	Old Republic International Corp.	83,215

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
413	Philadelphia Consolidated Holding Corp.*	$22,579
612	PMA Capital Corp. (Class A)*	4,749
4,185	Progressive Corp. (The)	320,655
489	RLI Corp.	17,995
661	Selective Insurance Group, Inc.	23,803
4,295	St. Paul Travelers Companies, Inc.	159,216
767	State Auto Financial Corp.	23,723
527	Transatlantic Holdings, Inc.	29,844
174	White Mountains Insurance Group, Ltd. (Bermuda)	87,957
		4,197,678
	Publishing: Books/Magazines (0.1%)
407	Information Holdings Inc.*	11,111
1,218	John Wiley & Sons, Inc. (Class A)	39,414
1,037	Meredith Corp.	54,837
5,580	PRIMEDIA Inc.*	13,392
2,367	Reader's Digest Assoc., Inc. (The) (Class A)	33,801
754	Scholastic Corp.*	20,743
		173,298
	Publishing: Newspapers (0.6%)
2,217	Belo Corp. (Series A)	51,833
1,580	Dow Jones & Co., Inc.	66,960
5,247	Gannett Co., Inc.	436,236
1,689	Hollinger International, Inc. (Class A)	27,953
1,399	Journal Register Co. *	27,141
1,548	Knight-Ridder, Inc.	101,843
864	Lee Enterprises, Inc.	40,219
900	McClatchy Co. (The) (Class A)	62,055
581	Media General, Inc. (Class A)	34,721
2,886	New York Times Co. (The) (Class A)	120,058
187	Pulitzer Inc.	8,649
833	Scripps (E.W.) Co. (Class A)	85,316
4,359	Tribune Co.	185,040
186	Washington Post Co. (The) (Class B)	161,429
		1,409,453
	Pulp & Paper (0.3%)
1,081	Bowater, Inc.	$40,321
4,936	Georgia-Pacific Corp.	165,850
1,110	Glatfelter (P.H.) Co.	14,796
9,362	International Paper Co.	404,719
997	Longview Fibre Co.*	12,871
3,912	MeadWestvaco Corp.	116,812
560	Potlatch Corp.	22,450
288	Schweitzer-Mauduit International, Inc.	8,136
1,156	Wausau-Mosinee Paper Corp.	17,964
		803,919
	Railroads (0.4%)
7,270	Burlington Northern Santa Fe Corp.	257,940
4,177	CSX Corp.	130,740
827	Florida East Coast Industries, Inc.	30,740
1,705	Kansas City Southern Industries, Inc.*	24,927
7,618	Norfolk Southern Corp.	203,324
622	RailAmerica, Inc.*	6,998
4,971	Union Pacific Corp.	280,066
		934,735
	Real Estate Development (0.1%)
968	Forest City Enterprise, Inc. (Class A)	50,723
420	Getty Realty Corp.	9,811
614	Jones Lang LaSalle, Inc.*	17,806
627	LNR Property Corp.	33,864
1,487	St. Joe Co. (The)	63,971
283	Tejon Ranch Co.*	9,424
716	Trammell Crow Co.*	9,602
1,134	W.P. Carey & Co., LLC	35,041
		230,242
	Real Estate Investment Trusts (1.8%)
532	Acadia Reality Trust	7,538
98	Alexander's, Inc.*	16,724
373	Alexandria Real Estate Equities, Inc.	22,414
1,594	AMB Property Corp.	56,013
1,092	American Financial Reality Trust	14,469

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
372	Amli Residential Properties Trust	$10,740
1,757	Annaly Mortgage Management Inc.	28,991
1,387	Anthracite Capital, Inc.	15,215
657	Anworth Mortgage Asset Corp.	6,964
1,837	Apartment Investment & Management Co. (Class A)	58,729
3,838	Archstone-Smith Trust	112,952
1,245	Arden Realty, Inc.	37,848
1,379	Avalonbay Communities, Inc.	80,258
323	Bedford Property Investors, Inc.	9,041
1,897	Boston Properties, Inc.	100,351
905	Brandywine Realty Trust	24,707
962	BRE Properties, Inc. (Class A)	33,333
743	BPP Liquidating Trust, Inc.*	238
768	Camden Property Trust	34,560
1,000	Capital Automotive REIT	28,990
1,018	CarrAmerica Realty Corp.	31,039
1,780	Catellus Development Corp.	44,500
589	CBL & Associates Properties, Inc.	32,454
896	CenterPoint Properties Corp.	34,388
846	Chelsea Property Group, Inc.	55,092
787	Colonial Properties Trust	29,906
1,493	Commercial Net Lease Realty	25,381
1,069	Cornerstone Realty Income Trust, Inc.	9,375
574	Corporate Office Properties Trust	14,539
947	Cousins Properties, Inc.	30,427
1,923	Crescent Real Estate Equities Co.	30,210
416	CRT Properties Inc.	8,986
1,674	Developers Diversified Realty Corp.	60,063
2,649	Duke Realty Corp.	81,483
358	EastGroup Properties, Inc.	11,610
393	Entertainment Properties Trust	13,896
828	Equity Inns, Inc.	7,510
7,761	Equity Office Properties Trust	201,398
1,877	Equity One, Inc.	$33,880
5,325	Equity Residential	157,354
509	Essex Property Trust, Inc.	33,543
953	Federal Realty Investment Trust	40,217
1,152	FelCor Lodging Trust, Inc.*	13,133
1,118	First Industrial Realty Trust, Inc.	40,964
2,725	Friedman, Billings, Ramsey Group, Inc.	44,826
538	Gables Residential Trust	17,781
4,191	General Growth Properties, Inc.	126,065
856	Glenborough Realty Trust Inc.	15,648
862	Glimcher Realty Trust	18,671
2,474	Health Care Property Investors, Inc.	61,751
827	Health Care REIT, Inc.	26,687
835	Healthcare Realty Trust, Inc.	30,160
816	Heritage Property Investment Trust	22,407
1,036	Highwoods Properties, Inc.	24,035
565	Home Properties, Inc.	21,244
1,213	Hospitality Properties Trust	48,374
5,877	Host Marriott Corp.*	76,107
3,496	HRPT Properties Trust	35,205
1,135	Impac Mortgage Holdings, Inc.	26,048
722	Investors Real Estate Trust	7,133
1,962	iStar Financial Inc.	74,556
426	Keystone Property Trust	10,122
859	Kilroy Realty Corp.	30,409
2,139	Kimco Realty Corp.	102,886
468	Kramont Reality Trust	7,441
686	Lexington Corporate Properties Trust	13,418
1,547	Liberty Property Trust	59,405
933	Macerich Co. (The)	44,691
1,129	Mack-Cali Realty Corp.	46,176
833	Maguire Properties, Inc.	20,617
437	Manufactured Home Communities, Inc.	13,849
1,189	MeriStar Hospitality Corp.*	6,896

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
381	Mid-America Apartment Communities, Inc.	$13,659
933	Mills Corp.	42,545
522	National Health Investors, Inc.	14,318
1,683	Nationwide Health Properties, Inc.	32,145
1,893	New Plan Excel Realty Trust	44,959
496	Novastar Financial, Inc.	19,895
784	Pan Pacific Retail Properties, Inc.	39,670
202	Parkway Properties, Inc.	8,868
680	Pennsylvania Real Estate Investment Trust	23,712
3,572	Plum Creek Timber Co., Inc.	112,089
1,062	Post Properties, Inc.	29,725
1,172	Prentiss Properties Trust	40,153
3,503	ProLogis	119,242
417	PS Business Parks, Inc.	16,763
2,460	Public Storage, Inc.	115,940
486	RAIT Investment Trust	11,781
970	Rayonier Inc.	42,661
684	Realty Income Corp.	27,716
1,321	Reckson Associates Realty Corp.	36,605
507	Redwood Trust, Inc.	28,782
1,161	Regency Center Corp.	49,343
1,722	Rouse Co. (The)	84,034
307	Saul Centers, Inc.	9,210
1,240	Senior Housing Properties Trust	20,708
878	Shurgard Storage Centers, Inc. (Class A)	32,486
3,742	Simon Property Group, Inc.	193,125
668	SL Green Realty Corp.	32,799
261	Sovran Self Storage, Inc.	10,124
721	Summit Properties Inc.	18,602
359	Sun Communities, Inc.	13,502
202	Tanger Factory Outlet Centers, Inc.	8,009
1,271	Taubman Centers, Inc.	29,360
1,397	Thornburg Mortgage, Inc.	38,739
320	Town & Country Trust	7,818
2,936	Trizec Properties, Inc.	47,123
2,344	United Dominion Realty Trust, Inc.	$45,450
1,550	Ventas, Inc.	39,556
2,231	Vornado Realty Trust	129,599
910	Washington Real Estate Investment Trust	25,425
1,527	Weingarten Realty Investors	47,032
		4,477,303
	Recreational Products (0.4%)
349	Action Performance Companies, Inc.	3,769
2,577	Activision, Inc.*	37,753
426	Arctic Cat, Inc.	11,557
2,358	Atari, Inc.*	4,339
1,860	Brunswick Corp.	72,596
1,831	Callaway Golf Co.	20,141
5,772	Electronic Arts Inc.*	289,350
3,381	Hasbro, Inc.	61,433
529	K2 Inc.*	7,538
594	Leapfrog Enterprises, Inc. (Class A)*	11,761
2,100	Marvel Enterprises, Inc.*	27,405
8,329	Mattel, Inc.	145,924
567	Monaco Coach Corp.	13,767
844	Polaris Industries Inc.	40,343
1,174	Scientific Games Corp. (Class A)*	20,909
859	Take-Two Interactive Software, Inc.*	26,904
1,192	Thor Industries, Inc.	37,322
834	THQ, Inc.*	15,888
792	Winnebago Industries, Inc.	29,185
584	WMS Industries, Inc.*	15,908
		893,792
	Regional Banks (2.4%)
412	1st Source Corp.	9,921
306	Alabama National BanCorporation	17,512
950	Amcore Financial, Inc.	26,838
6,802	AmSouth Bancorporation	166,853
2,130	Associated Banc-Corp.	64,134
152	BancFirst Corp.	9,036
1,511	BancorpSouth, Inc.	31,912

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
1,084	Bank of Hawaii Corp.	$48,704
3,173	Banknorth Group, Inc.	101,250
1,139	BOK Financial Corp.*	46,733
444	Boston Private Financial Holdings, Inc.	10,305
258	Capital City Bank Group, Inc.	9,961
356	Cathay General Bancorp, Inc.	23,856
313	Central Pacific Financial Corp.	8,479
4,314	Charter One Financial, Inc.	191,585
483	Chemical Financial Corp.	16,683
854	Chittenden Corp.	29,010
1,247	Citizens Banking Corp.	39,156
325	City Holding Co.	9,903
949	City National Corp.	61,211
2,411	Colonial BancGroup, Inc. (The)	46,508
1,446	Commerce Bancorp, Inc.	72,792
1,349	Commerce Bancshares, Inc.	62,877
506	Community Bank System, Inc.	11,390
1,027	Community First Bankshares, Inc.	33,069
2,359	Compass Bancshares, Inc.	104,008
724	Corus Bankshares, Inc.	29,069
1,005	Cullen/Frost Bankers, Inc.	43,235
1,373	CVB Financial Corp.	28,366
1,064	East West Bancorp, Inc.	35,878
902	F.N.B Corp.	18,157
9,549	Fifth Third Bancorp	471,339
775	First Bancorp (Puerto Rico)	32,899
1,027	First Charter Corp.	23,159
303	First Citizens BancShares, Inc. (Class A)	36,057
1,523	First Commonwealth Financial Corp.	19,479
309	First Community Bancorp	12,283
1,503	First Financial Bancorp	26,152
302	First Financial Bankshares, Inc.	12,086
264	First Financial Corp.	8,416
2,432	First Horizon National Corp.	105,427
361	First Merchants Corp.	8,974
909	First Midwest Bancorp, Inc.	30,697
929	First National Bankshares of Florida	$16,527
284	First Republic Bank	12,297
1,679	FirstMerit Corp.	43,553
1,013	Flagstar Bancorp	19,926
563	Frontier Financial Corp.	18,917
2,242	Fulton Financial Corp.	45,983
471	Glacier Bancorp, Inc.	12,472
760	Gold Banc Corp., Inc.	11,818
1,019	Greater Bay Bancorp	26,851
594	Hancock Holding Co.	17,838
465	Harleysville National Corp.	10,914
3,047	Hibernia Corp. (Class A)	77,089
868	Hudson United Bancorp	29,729
285	Independent Bank Corp.– Massachusetts	8,074
937	International Bancshares Corp.	36,121
661	Irwin Financial Corp.	17,669
2,326	M&T Bank Corp.	216,853
369	Main Street Banks, Inc.	10,100
4,387	Marshall & Ilsley Corp.	168,505
1,627	Mercantile Bankshares Corp.	73,882
457	Mid-State Bancshares	11,137
348	Midwest Banc Holdings, Inc.	6,612
3,972	National Commerce Financial Corp.	129,090
772	National Penn Bancshares, Inc.	22,488
894	NBT Bancorp, Inc.	19,445
3,387	North Fork Bancorporation, Inc.	132,262
4,270	Northern Trust Corp.	171,355
1,299	Old National Bancorp	30,916
379	Oriental Financial Group, Inc.	9,646
880	Pacific Capital Bancorp	24,394
267	Park National Corp.	31,431
370	Prosperity Bancshares, Inc.	8,965
787	Provident Bankshares Corp.	23,523
1,033	R&G Financial Corp. (Class B) (Puerto Rico)	36,238
1,568	Republic Bancorp Inc.	22,971
558	Riggs National Corp.	12,438
818	S & T Bancorp, Inc.	27,215
283	Sandy Spring Bancorp, Inc.	8,818

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
1,065	Santander BanCorp. (Puerto Rico)	$24,490
865	Silicon Valley Bancshares*	31,668
1,763	Sky Financial Group, Inc.	41,166
1,143	South Financial Group, Inc. (The)	30,964
1,470	Southwest Bancorporation of Texas, Inc.	29,915
291	Sterling Bancorp	7,845
863	Sterling Bancshares, Inc.	11,254
413	Sterling Financial Corp.	10,036
215	Suffolk Bancorp	6,444
776	Susquehanna Bancshares, Inc.	18,058
5,847	Synovus Financial Corp.	148,923
1,375	TCF Financial Corp.	83,050
689	Texas Regional Bancshares, Inc. (Class A)	30,654
2,142	Trustco Bank Corp. of New York	27,075
1,133	Trustmark Corp.	32,574
36,174	U.S. Bancorp	1,023,724
974	UCBH Holdings, Inc.	38,074
572	UMB Financial Corp.	28,669
704	Umpqua Holdings Corp.	15,917
1,234	United Bankshares, Inc.	38,896
625	United Community Banks, Inc.	14,394
422	Unizan Financial Corp.	11,563
1,922	Valley National Bancorp	47,819
391	WesBanco, Inc.	11,011
639	Westamerica Bancorporation	32,416
857	Whitney Holding Corp.	35,017
1,279	Wilmington Trust Corp.	44,637
364	Wintrust Financial Corp.	19,303
1,741	Zions Bancorporation	105,331
		5,800,308
	Restaurants (0.8%)
1,597	Applebee's International, Inc.	42,544
942	Bob Evans Farms, Inc.	25,076
1,873	Brinker International, Inc.*	67,072
959	CBRL Group, Inc.	31,858
1,080	CEC Entertainment, Inc.*	39,258
1,002	Cheesecake Factory, Inc. (The)*	$41,854
1,124	CKE Restaurants, Inc.*	16,208
3,194	Darden Restaurants, Inc.	68,128
619	IHOP Corp.	22,897
1,003	Jack in the Box Inc.*	31,996
1,124	Krispy Kreme Doughnuts, Inc.*	17,692
558	Landry's Restaurants, Inc.	16,868
405	Lone Star Steakhouse & Saloon, Inc.	9,817
24,591	McDonald's Corp.	676,253
1,450	Outback Steakhouse, Inc.	58,885
570	P.F. Chang's China Bistro, Inc.*	25,325
604	Panera Bread Co. (Class A)*	22,282
350	Papa John's International, Inc.*	10,630
798	RARE Hospitality International, Inc.*	22,512
297	Red Robin Gourmet Burgers Inc.*	10,128
1,260	Ruby Tuesday, Inc.	36,401
1,231	Ryan's Restaurant Group Inc.*	17,837
1,041	Sonic Corp.*	23,943
7,578	Starbucks Corp.*	355,863
528	The Steak n Shake Co.*	9,039
1,868	Triarc Companies, Inc. (Class B)	18,232
2,301	Wendy's International, Inc.	82,307
5,699	Yum! Brands, Inc.	218,785
		2,019,690
	Savings Banks (0.9%)
728	Anchor Bancorp Wisconsin, Inc.	18,520
1,538	Astoria Financial Corp.	52,538
2,535	Bank Mutual Corp.	28,595
1,164	BankAtlantic Bancorp, Inc. (Class A)	21,231
578	BankUnited Financial Corp. (Class A)*	15,514
1,492	Brookline Bancorp, Inc.	21,231
1,422	Capitol Federal Financial	44,964

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
580	Charter Financial Corp.	$18,798
987	Commercial Federal Corp.	25,988
828	Dime Community Bancshares	13,761
600	Downey Financial Corp.	32,250
293	Fidelity Bankshares, Inc.	10,018
386	First Federal Capital Corp.	10,924
1,577	First Niagara Financial Group, Inc.	19,224
446	Firstfed Financial Corp.*	20,208
2,944	Golden West Financial Corp.	314,743
2,584	GreenPoint Financial Corp.	104,988
513	Harbor Florida Bancshares, Inc.	14,769
1,381	Hudson City Bancorp, Inc.	47,865
592	Hudson River Bancorp, Inc.	10,230
1,161	Independence Community Bank Corp.	43,352
480	MAF Bancorp, Inc.	19,272
739	MB Financial, Inc.	26,929
984	Net.B@nk, Inc.	10,568
4,973	New York Community Bancorp, Inc.	95,681
1,139	Northwest Bancorp, Inc.	23,851
1,798	People's Bank	56,655
323	PFF Bancorp, Inc.	11,861
589	Provident Financial Services, Inc.	10,396
6,554	Sovereign Bancorp, Inc.	142,683
317	Sterling Financial Corp.*	10,030
2,050	W. Holding Co., Inc. (Puerto Rico)	33,825
1,486	Washington Federal, Inc.	37,224
17,426	Washington Mutual, Inc.	676,129
658	Waypoint Financial Corp.	18,062
1,016	Webster Financial Corp.	47,671
836	Westcorp	34,761
		2,145,309
	Semiconductors (2.6%)
487	Actel Corp.*	7,315
6,754	Advanced Micro Devices, Inc.*	84,357
32,357	Agere Systems Inc. (Class A)*	40,123
7,466	Altera Corp.*	155,442
584	Amis Holdings, Inc.*	$8,602
7,132	Analog Devices, Inc.	283,140
5,948	Applied Micro Circuits Corp.*	21,413
9,135	Atmel Corp.*	39,098
5,735	Broadcom Corp. (Class A)*	202,790
1,650	Cirrus Logic, Inc.*	10,032
9,350	Conexant Systems, Inc.*	14,867
2,310	Cypress Semiconductor Corp.*	26,195
964	DSP Group, Inc.*	19,000
755	ESS Technology, Inc.*	5,172
788	Exar Corp.*	10,614
2,290	Fairchild Semiconductor Corp. (Class A)*	33,640
617	Genesis Microchip, Inc.*	7,089
1,398	Integrated Circuit Systems, Inc.*	33,440
2,031	Integrated Device Technology, Inc.*	23,214
546	Integrated Silicon Solution, Inc.*	4,597
122,169	Intel Corp.	2,978,480
1,253	International Rectifier Corp.*	49,118
2,692	Intersil Corp. (Class A)	49,452
3,152	Lattice Semiconductor Corp.*	15,445
6,111	Linear Technology Corp.	238,940
7,345	LSI Logic Corp.*	37,386
6,339	Maxim Integrated Products, Inc.	304,906
2,555	Micrel, Inc.*	26,240
4,019	Microchip Technology Inc.	116,430
11,831	Micron Technology, Inc.*	160,073
1,132	Microsemi Corp.*	13,867
2,122	Mindspeed Technologies Inc.*	6,854
7,178	National Semiconductor Corp.*	123,103
3,142	NVIDIA Corp.*	48,387
4,212	ON Semiconductor Corp.*	16,848
871	Pixelworks, Inc.*	8,527
840	Power Integrations, Inc.*	16,951
1,897	Rambus Inc.*	31,813
3,599	RF Micro Devices, Inc.*	21,306
1,430	Semtech Corp.*	28,386

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
655	Sigmatel Corp.*	$10,002
1,378	Silicon Image, Inc.*	16,522
964	Silicon Laboratories Inc.*	34,020
1,853	Silicon Storage Technology, Inc.*	12,304
847	Siliconix, Inc.*	36,099
3,371	Skyworks Solutions, Inc.*	28,249
328	Standard Microsystems Corp.*	5,645
33,533	Texas Instruments Inc.	715,259
2,740	Transmeta Corp.*	3,096
4,484	TriQuint Semiconductor, Inc.*	18,160
5,650	Vitesse Semiconductor Corp.*	15,820
6,655	Xilinx, Inc.	195,857
793	Zoran Corp.*	14,028
		6,427,713
	Services to the Health Industry (0.4%)
543	aaiPharma Inc.*	2,291
912	Accredo Health, Inc.*	29,549
262	Advisory Board Co. (The)*	8,363
621	Albany Molecular Research, Inc.*	7,377
696	Cerner Corp.*	31,320
1,141	Covance, Inc.*	41,863
789	Dendrite International, Inc.*	11,764
890	Eclipsys Corp.*	13,359
964	eResearch Technology, inc.*	24,013
1,539	Express Scripts, Inc. (Class A)*	100,958
574	IDX Systems Corp.*	17,237
4,640	IMS Health Inc.	112,474
2,773	Laboratory Corp. of America Holdings*	108,591
5,354	Medco Health Solutions Inc.*	162,226
1,067	MedQuist Inc.*	12,174
681	NDC Health Corp.	14,308
825	Odyssey Healthcare, Inc.*	14,174
1,857	Omnicare, Inc.	52,497
501	PAREXEL International Corp.*	9,624
593	Per-Se Technologies, Inc.*	8,332
1,144	Pharmaceutical Product Development, Inc.*	40,109
1,982	Quest Diagnostics Inc.	162,683
804	Stericycle, Inc.*	$39,396
306	VistaCare, Inc. (Class A)*	5,649
5,947	WebMD Corp.*	48,409
		1,078,740
	Specialty Insurance (0.4%)
2,084	Ambac Financial Group, Inc.	148,193
839	CNA Surety Corp.*	8,566
2,890	Fidelity National Financial, Inc.	104,763
1,515	First American Financial Corp.	40,693
318	LandAmerica Financial Group, Inc.	12,561
191	Markel Corp.*	53,958
2,774	MBIA Inc.	149,741
1,949	MGIC Investment Corp.	138,379
1,811	PMI Group, Inc. (The)	74,668
919	Proassurance Corp.*	29,123
1,762	Radian Group, Inc.	81,087
349	Stewart Information Services Corp.	12,372
279	Triad Guaranty, Inc.*	15,178
		869,282
	Specialty Stores (0.8%)
376	AC Moore Arts & Crafts, Inc.*	9,456
1,394	Advance Auto Parts, Inc.*	51,745
633	Asbury Automotive Group Inc.*	8,628
5,330	AutoNation, Inc.*	85,920
1,747	AutoZone, Inc.*	134,868
1,307	Barnes & Noble, Inc.*	44,935
5,737	Bed Bath & Beyond Inc.*	203,032
1,137	Boise Cascade Corp.	36,668
685	Bombay Co., Inc. (The)*	4,048
1,500	Borders Group, Inc.	34,305
2,008	CarMax Inc.*	41,766
351	Central Garden & Pet Co.*	9,961
2,004	Claire's Stores, Inc.	46,192
445	Cost Plus, Inc.*	14,890
1,037	CSK Auto Corp.*	14,362
622	Dick's Sporting Goods, Inc.*	20,215
495	Group 1 Automotive, Inc.*	14,721

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
530	Guitar Center, Inc.*	$23,824
428	Haverty Furniture Companies, Inc.	7,957
450	Hibbett Sporting Goods, Inc.*	8,577
450	Jo-Ann Stores, Inc.*	11,934
960	Linens 'N Things, Inc.*	25,555
1,347	Michaels Stores, Inc.	72,778
6,239	Office Depot, Inc.*	102,320
1,052	O'Reilly Automotive, Inc.*	42,595
1,052	Pep Boys-Manny Moe & Jack	21,776
283	PETCO Animal Supplies, Inc.*	8,453
2,667	PETsMART, Inc.	82,704
1,723	Pier 1 Imports, Inc.	30,893
846	Regis Corp.	34,821
1,685	Rent-A-Center, Inc.*	49,438
295	Sharper Image Corp.*	7,877
673	Sonic Automotive, Inc.	15,042
9,451	Staples, Inc.	272,945
2,841	Tiffany & Co.	101,566
4,136	Toys 'R' Us, Inc.*	68,079
678	Tractor Supply Co.*	24,584
838	Tuesday Morning Corp.*	26,950
721	United Auto Group, Inc.	19,784
388	West Marine, Inc.*	8,016
2,262	Williams-Sonoma, Inc.*	73,492
1,450	Zale Corp.*	39,353
		1,957,025
	Specialty Telecommunications (0.3%)
3,878	American Tower Corp. (Class A)*	56,076
2,794	CenturyTel, Inc.	86,586
5,511	Citizens Communications Co.*	79,358
579	Commonwealth Telephone Enterprises, Inc.*	25,939
4,372	Covad Communications Group, Inc.*	8,307
4,260	Crown Castle International Corp.*	60,151
1,093	General Communication, Inc. (Class A)*	8,755
490	IDT Corp.*	7,595
1,686	NTL, Inc.*	87,874
2,908	PanAmSat Corp.*	$67,553
1,056	PTEK Holdings, Inc.*	12,133
33,764	Qwest Communications International, Inc.*	131,342
284	SureWest Communications	7,617
957	Time Warner Telecom Inc. (Class A)*	4,153
1,874	Verso Technologies, Inc.*	1,893
1,302	West Corp.*	32,641
		677,973
	Steel (0.2%)
2,110	AK Steel Holding Corp.*	13,989
1,585	Allegheny Technologies Inc.	31,779
436	Carpenter Technology Corp.	18,748
1,517	Nucor Corp.	126,897
314	Quanex Corp.	14,287
921	Reliance Steel & Aluminum Co.	36,674
319	Schnitzer Steel Industries, Inc.	9,867
1,225	Steel Dynamics, Inc.	40,119
2,001	United States Steel Corp.	76,318
1,668	Worthington Industries, Inc.	34,161
		402,839
	Telecommunication Equipment (1.3%)
15,595	ADC Telecommunications, Inc.*	37,428
1,533	ADTRAN, Inc.	40,946
1,684	Advanced Fibre Communications, Inc.*	28,224
2,998	Andrew Corp.*	32,528
1,462	Arris Group, Inc.*	6,425
1,030	At Road, Inc.*	4,069
2,492	Avanex Corp.*	7,351
708	C-COR.net Corp.*	5,749
9,454	CIENA Corp.*	26,660
1,822	CommScope, Inc.*	37,533
272	Comtech Telecommunications Corp.*	5,418
3,888	Comverse Technology, Inc.*	66,329
25,991	Corning Inc.*	321,249
7,904	Corvis Corp.*	8,852
605	Ditech Communications Corp.*	12,457
1,180	Harmonic, Inc.*	7,682

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
1,290	Harris Corp.	$61,249
1,201	InterDigital Communications Corp.*	23,107
488	Inter-Tel, Inc.	10,585
668	InterVoice, Inc.*	5,885
81,229	Lucent Technologies Inc.*	247,748
45,103	Motorola, Inc.	718,491
3,099	Oplink Communications, Inc.*	5,547
853	Plantronics, Inc.*	32,994
1,922	Polycom, Inc.*	37,056
1,231	Powerwave Technologies, Inc.*	6,820
15,441	QUALCOMM Inc.	1,066,664
1,150	REMEC, Inc.*	5,382
4,721	Sonus Networks, Inc.*	24,030
357	SpectraLink Corp.	3,288
1,620	Stratex Network, Inc.*	4,018
7,073	Sycamore Networks, Inc.*	26,453
1,427	Tekelec*	27,727
8,084	Tellabs, Inc.*	72,028
1,454	Terayon Communication Systems, Inc.*	2,530
1,219	Trimble Navigation Ltd.*	33,852
512	ViaSat, Inc.*	9,277
961	Westell Technologies, Inc. (Class A)*	3,892
		3,077,523
	Textiles (0.0%)
939	Albany International Corp. (Class A)	28,095
	Tobacco (0.9%)
38,563	Altria Group, Inc.	1,835,599
1,649	R. J. Reynolds Tobacco Holdings, Inc.	118,646
761	Universal Corp.	36,703
3,214	UST, Inc.	121,971
943	Vector Group Ltd.	14,890
		2,127,809
	Tools/Hardware (0.1%)
1,506	Black & Decker Corp.	105,284
464	Briggs & Stratton Corp.	38,744
1,129	Snap-On, Inc.	36,252
1,570	Stanley Works (The)	66,568
		246,848
	Trucking (0.1%)
580	Arkansas Best Corp.	$20,283
1,170	Heartland Express, Inc.	31,602
1,636	Hunt (J.B.) Tansport Services, Inc.	62,839
1,205	Knight Transportation, Inc.*	23,851
768	Landstar System, Inc.*	38,254
471	Old Dominion Freight Line, Inc.*	13,668
543	Overnite Corp.	16,230
1,620	Swift Transportation Co., Inc.*	32,360
715	USF Corp.	25,383
1,545	Werner Enterprises, Inc.	30,792
575	Yellow Roadway Corp.*	25,018
		320,280
	Trucks/Construction/Farm Machinery (0.6%)
1,496	AGCO Corp.*	31,296
6,737	Caterpillar Inc.	495,102
820	Cummins Inc.	56,933
4,650	Deere & Co.	292,067
1,619	Federal Signal Corp.	27,539
840	JLG Industries, Inc.	11,760
1,172	Joy Global Inc.	34,797
710	Manitowoc Co., Inc.	24,076
128	NACCO Industries, Inc. (Class A)	11,698
1,330	Navistar International Corp.*	47,814
696	OshKosh Truck Corp.	36,867
3,391	PACCAR, Inc.	203,324
558	Stewart & Stevenson Services, Inc.	8,789
1,048	Terex Corp.*	40,778
664	Toro Co. (The)	43,492
899	Trinity Industries, Inc.	27,033
504	Wabash National Corp.*	14,556
848	Wabtec Corp.	15,434
		1,423,355
	Water Utilities (0.0%)
1,791	Aqua America Inc.	34,835
331	California Water Service Group	9,033
		43,868

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors (0.2%)
370	Applied Industries Technologies, Inc.	$11,829
3,371	Genuine Parts Co.	127,188
1,783	Grainger (W.W.), Inc.	94,410
485	Handleman Co.	10,413
512	Hughes Supply, Inc.	31,191
331	Imagistics International Inc.*	10,758
939	MSC Industrial Direct Co., Inc. (Class A)	29,391
366	School Specialty, Inc.*	12,594
1,005	SCP Pool Corp.	41,436
424	TBC Corp.*	10,146
732	United Stationers, Inc.*	28,855
788	WESCO International, Inc.*	16,193
		424,404
	Wireless Telecommunications (0.6%)
45,351	AT&T Wireless Services, Inc.*	654,868
1,872	Centennial Communications Corp. (Class A)*	10,521
2,170	Dobson Communications Corp. (Class A)*	5,794
21,391	Nextel Communications, Inc. (Class A)*	486,859
3,538	Nextel Partners, Inc. (Class A)*	56,856
1,110	Price Communications Corp.*	16,539
1,120	Telephone & Data Systems, Inc.	85,008
1,186	Triton PCS Holdings, Inc. (Class A)*	3,570
1,675	United States Cellular Corp.*	65,744
1,644	Western Wireless Corp. (Class A)*	43,385
		1,429,144
	Total Common Stocks, Warrants and Rights
	(Cost $233,397,224)	236,081,657

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (3.7%) Repurchase Agreement
$9,131	Joint repurchase agreement account 1.355% due 08/02/04 (dated 07/30/04; proceeds $9,132,031) (a) (Cost $9,131,000)	$9,131,000

Total Investments (Cost $242,528,224)(b)(c)	99.9%	245,212,657
Other Assets in Excess of Liabilities	0.1	173,379
Net Assets	100.0%	$245,386,036

ADR	American Depository Receipt.
*	Non-income producing security.
**	A portion of this security is segregated in connection with open futures contracts in the amount of $880,000.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $8,718,159 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes is $242,365,150. The aggregate gross unrealized appreciation is $54,024,797 and the aggregate gross unrealized depreciation is $51,177,290, resulting in net unrealized appreciation of $2,847,507.

Futures Contracts Open at July 31, 2004:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
40	Long	Russell 2000 E Mini Index September 2004	$2,206,800	$(70,500)
100	Long	S&P 500 E Mini Index September 2004	5,505,500	(115,214)
6	Long	S&P 500 Index September 2004	1,651,650	(48,876)
		Total unrealized depreciation		$(234,590)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Summary of Investments July 31, 2004

SECTOR*	VALUE	PERCENT OF NET ASSETS
Finance	$50,812,288	20.7%
Health Technology	25,290,728	10.3
Electronic Technology	23,630,406	9.6
Consumer Non Durables	16,531,490	6.7
Technology Services	16,135,461	6.6
Producer Manufacturing	15,943,529	6.5
Consumer Services	14,698,077	6.0
Retail Trade	14,363,695	5.9
Energy Minerals	12,963,522	5.3
Repurchase Agreement	9,131,000	3.7
Communications	7,513,510	3.1
Utilities	7,215,419	2.9
Process Industries	5,731,525	2.3
Health Services	4,713,085	1.9
Consumer Durables	4,622,192	1.9
Industrial Services	4,523,835	1.8
Transportation	4,077,180	1.7
Commercial Services	2,738,399	1.1
Non-Energy Minerals	2,324,805	1.0
Distribution Services	2,202,459	0.9
Miscellaneous	50,052	0.0
	$245,212,657	99.9%

*	The Fund has outstanding long futures contracts with an underlying face amount of $9,363,950 with unrealized depreciation of $234,590.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in securities, at value (cost $242,528,224)	$245,212,657
Cash	26,350
Receivable for:
Dividends	274,970
Shares of beneficial interest sold	225,510
Variation margin	18,650
Prepaid expenses and other assets	16,274
Total Assets	245,774,411
Liabilities:
Payable for:
Distribution fee	185,240
Shares of beneficial interest redeemed	107,927
Investment management fee	31,351
Accrued expenses and other payables	63,857
Total Liabilities	388,375
Net Assets	$245,386,036
Composition of Net Assets:
Paid-in-capital	$306,453,979
Net unrealized appreciation	2,449,843
Accumulated undistributed net investment income	363,494
Accumulated net realized loss	(63,881,280)
Net Assets	$245,386,036
Class A Shares:
Net Assets	$11,383,464
Shares Outstanding (unlimited authorized, $.01 par value)	1,221,116
Net Asset Value Per Share	$9.32
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.84
Class B Shares:
Net Assets	$183,031,012
Shares Outstanding (unlimited authorized, $.01 par value)	20,187,850
Net Asset Value Per Share	$9.07
Class C Shares:
Net Assets	$29,513,967
Shares Outstanding (unlimited authorized, $.01 par value)	3,255,002
Net Asset Value Per Share	$9.07
Class D Shares:
Net Assets	$21,457,593
Shares Outstanding (unlimited authorized, $.01 par value)	2,283,125
Net Asset Value Per Share	$9.40

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2004

Net Investment Income:
Income
Dividends	$4,039,461
Interest	55,735
Total Income	4,095,196
Expenses
Distribution fee (Class A shares)	29,787
Distribution fee (Class B shares)	1,926,744
Distribution fee (Class C shares)	284,152
Investment management fee	879,977
Transfer agent fees and expenses	386,859
Shareholder reports and notices	112,663
Registration fees	68,210
Professional fees	55,279
Custodian fees	40,979
Trustees' fees and expenses	801
Other	10,634
Total Expenses	3,796,085
Less: amounts waived/reimbursed	(360,440)
Net Expenses	3,435,645
Net Investment Income	659,551
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(395,014)
Futures contracts	626,546
Capital gain distribution received	729
Net Realized Gain	232,261
Net Change in Unrealized Appreciation/Depreciation on:
Investments	27,680,465
Futures contracts	(299,009)
Net Appreciation	27,381,456
Net Gain	27,613,717
Net Increase	$28,273,268

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2004	FOR THE YEAR ENDED JULY 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$659,551	$747,216
Net realized gain (loss)	232,261	(14,456,988)
Net change in unrealized appreciation	27,381,456	34,518,786
Net Increase	28,273,268	20,809,014
Dividends to Shareholders from Net Investment Income:
Class A shares	(96,917)	(52,697)
Class B shares	(377,254)	(194,798)
Class C shares	(74,261)	(25,335)
Class D shares	(191,598)	(39,178)
Total Dividends	(740,030)	(312,008)
Net decrease from transactions in shares of beneficial interest	(14,774,118)	(24,245,533)
Net Increase (Decrease)	12,759,120	(3,748,527)
Net Assets:
Beginning of period	232,626,916	236,375,443
End of Period (Including accumulated undistributed net investment income of $363,494 and $569,056, respectively)	$245,386,036	$232,626,916

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Dow Jones Wilshire 5000 (Full Cap) Composite Index (Formerly Wilshire 5000 Total Market Index). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2004 continued

(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2004 continued

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.20% to the net assets of the Fund determined as of the close of each business day. Prior to May 1, 2004, the annual rate was 0.40% of the net assets of the Fund.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund. Prior to May 1, 2004, the annualized basis limit was 0.50% of the daily net assets of the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,012,141 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2004 continued

The Distributor has informed the Fund that for the year ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $269, $469,449 and $2,291, respectively and received $59,649 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2004 aggregated $7,324,572 and $25,847,631, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $130,982, including realized gain of $10,264.

Morgan Stanley Trust, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,900.

At July 31, 2004, Morgan Stanley Fund of Funds – Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 115,162 Class D shares of beneficial Interest of the Fund.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2004 continued

To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JULY 31, 2004	FOR THE YEAR ENDED JULY 31, 2003
Ordinary income	$740,030	$312,008

As of July 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$197,485
Undistributed long-term gains	—
Net accumulated earnings	197,485
Capital loss carryforward*	(64,027,538)
Post-October losses	(85,397)
Net unrealized appreciation	2,847,507
Total accumulated losses	$(61,067,943)

* As of July 31, 2004, the Fund had a net capital loss carryforward of $64,027,538 of which $993,863 will expire on July 31, 2009, $19,339,053 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,064 will expire on July 31, 2012 to offset future capital gains to the extent provided by regulations.

As of July 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), the mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") held by the Fund and permanent book/tax differences attributable to tax adjustments on REITs and partnership investments held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $125,083.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2004 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2004		FOR THE YEAR ENDED JULY 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	355,069	$3,324,259	252,945	$1,891,906
Reinvestment of dividends	9,755	90,036	6,409	47,556
Redeemed	(689,054)	(6,348,294)	(498,025)	(3,839,268)
Net decrease – Class A	(324,230)	(2,933,999)	(238,671)	(1,899,806)
CLASS B SHARES
Sold	2,667,480	23,876,285	3,515,430	25,785,791
Reinvestment of dividends	37,902	341,491	24,256	176,104
Redeemed	(5,077,866)	(45,562,441)	(7,065,998)	(50,975,769)
Net decrease – Class B	(2,372,484)	(21,344,665)	(3,526,312)	(25,013,874)
CLASS C SHARES
Sold	1,082,929	9,594,163	458,830	3,372,957
Reinvestment of dividends	7,001	63,080	3,154	22,902
Redeemed	(728,728)	(6,513,222)	(912,895)	(6,577,269)
Net increase (decrease) – Class C	361,202	3,144,021	(450,911)	(3,181,410)
CLASS D SHARES
Sold	1,395,726	12,983,730	978,399	7,744,537
Reinvestment of dividends	17,250	160,258	4,311	32,200
Redeemed	(719,586)	(6,783,463)	(252,541)	(1,927,180)
Net increase – Class D	693,390	6,360,525	730,169	5,849,557
Net decrease in Fund	(1,642,122)	$(14,774,118)	(3,485,725)	$(24,245,533)

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2004 continued

affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Total Market Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,				FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2004	2003	2002	2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.33	$7.52	$9.70	$11.38	$10.00
Income (loss) from investment operations:
Net investment income‡	0.08	0.08	0.06	0.06	0.06
Net realized and unrealized gain (loss)	0.98	0.76	(2.24)	(1.74)	1.34
Total income (loss) from investment operations	1.06	0.84	(2.18)	(1.68)	1.40
Less dividends and distributions from:
Net investment income	(0.07)	(0.03)	—	—	—
Net realized gains	—	—	—	—	(0.02)
Total dividends and distributions	(0.07)	(0.03)	—	—	(0.02)
Net asset value, end of period	$9.32	$8.33	$7.52	$9.70	$11.38
Total Return†	12.79%	11.23%	(22.47)%	(14.76)%	13.99	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	0.72%	0.75%	0.75%	0.71%	0.75	%(2)
Net investment income	0.91%	1.01%	0.67%	0.58%	0.58	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$11,383	$12,865	$13,410	$16,678	$22,895
Portfolio turnover rate	3%	4%	4%	7%	2	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2004	0.87%	0.76%
July 31, 2003	0.94%	0.82%
July 31, 2002	0.90%	0.52%
July 31, 2001	0.81%	0.48%
July 31, 2000	0.90%	0.43%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,				FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2004	2003	2002	2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.11	$7.35	$9.56	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.01	0.02	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.97	0.75	(2.20)	(1.73)	1.35
Total income (loss) from investment operations	0.98	0.77	(2.21)	(1.75)	1.33
Less dividends and distributions from:
Net investment income	(0.02)	(0.01)	—	—	—
Net realized gains	—	—	—	—	(0.02)
Total dividends and distributions	(0.02)	(0.01)	—	—	(0.02)
Net asset value, end of period	$9.07	$8.11	$7.35	$9.56	$11.31
Total Return†	12.05%	10.46%	(23.12)%	(15.47)%	13.29	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	1.47%	1.50%	1.50%	1.50%	1.50	%(2)
Net investment income (loss)	0.16%	0.26%	(0.08)%	(0.21)%	(0.17)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$183,031	$182,932	$191,843	$290,758	$356,899
Portfolio turnover rate	3%	4%	4%	7%	2	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2004	1.62%	0.01%
July 31, 2003	1.69%	0.07%
July 31, 2002	1.65%	(0.23)%
July 31, 2001	1.60%	(0.31)%
July 31, 2000	1.65%	(0.32)%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,				FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2004	2003	2002	2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.11	$7.36	$9.56	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.01	0.02	0.00	(0.02)	(0.02)
Net realized and unrealized gain (loss)	0.97	0.74	(2.20)	(1.73)	1.35
Total income (loss) from investment operations	0.98	0.76	(2.20)	(1.75)	1.33
Less dividends and distributions from:
Net investment income	(0.02)	(0.01)	—	—	—
Net realized gains	—	—	—	—	(0.02)
Total dividends and distributions	(0.02)	(0.01)	—	—	(0.02)
Net asset value, end of period	$9.07	$8.11	$7.36	$9.56	$11.31
Total Return†	12.13%	10.31%	(23.01)%	(15.47)%	13.29	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	1.47%	1.50%	1.42%	1.50%	1.50	%(2)
Net investment income (loss)	0.16%	0.26%	0.00%	(0.21)%	(0.17)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$29,514	$23,483	$24,616	$35,607	$43,901
Portfolio turnover rate	3%	4%	4%	7%	2	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2004	1.62%	0.01%
July 31, 2003	1.69%	0.07%
July 31, 2002	1.57%	(0.15)%
July 31, 2001	1.60%	(0.31)%
July 31, 2000	1.65%	(0.32)%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,				FOR THE PERIOD SEPTEMBER 28, 1999* THROUGH JULY 31, 2000
	2004	2003	2002	2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.40	$7.57	$9.74	$11.41	$10.00
Income (loss) from investment operations:
Net investment income‡	0.11	0.09	0.08	0.08	0.08
Net realized and unrealized gain (loss)	0.99	0.78	(2.25)	(1.75)	1.35
Total income (loss) from investment operations	1.10	0.87	(2.17)	(1.67)	1.43
Less dividends and distributions from:
Net investment income	(0.10)	(0.04)	—	—	—
Net realized gains	—	—	—	—	(0.02)
Total dividends and distributions	(0.10)	(0.04)	—	—	(0.02)
Net asset value, end of period	$9.40	$8.40	$7.57	$9.74	$11.41
Total Return†	13.11%	11.54%	(22.28)%	(14.64)%	14.30	%(1)
Ratios to Average Net Assets(3)(4):
Expenses	0.47%	0.50%	0.50%	0.50%	0.50	%(2)
Net investment income	1.16%	1.26%	0.92%	0.79%	0.83	%(2)
Supplement Data:
Net assets, end of period, in thousands	$21,458	$13,347	$6,506	$7,329	$3,628
Portfolio turnover rate	3%	4%	4%	7%	2	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2004	0.62%	1.01%
July 31, 2003	0.69%	1.07%
July 31, 2002	0.65%	0.77%
July 31, 2001	0.60%	0.69%
July 31, 2000	0.65%	0.68%

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Total Market Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Market Index Fund (the "Fund"), including the portfolio of investments, as of July 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Market Index Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 16, 2004

2004 Federal Tax Notice (unaudited)

During the fiscal year ended July 31, 2004, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary income dividends paid during the fiscal year ended July 31, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (71) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Institutional Funds (March 2001-July 2003) and Chief Global Operations Officer of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003), and Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

36085RPT-RA04-00537P-Y07/04	MORGAN STANLEY FUNDS
Morgan Stanley Total Market Index Fund Annual Report July 31, 2004

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

    2004
                                                 REGISTRANT         COVERED ENTITIES(1)
        AUDIT FEES .......................        $25,660             N/A

        NON-AUDIT FEES
                  AUDIT-RELATED FEES .....        $   452(2)          $3,225,276(2)
                  TAX FEES ...............        $ 4,889(3)          $  610,053(4)
                  ALL OTHER FEES .........        $  --               $     --
        TOTAL NON-AUDIT FEES .............        $ 5,341             $3,835,329
        TOTAL ............................        $31,001             $3,835,329

    2003
                                                 REGISTRANT         COVERED ENTITIES(1)
        AUDIT FEES .......................        $ 24,150             N/A

        NON-AUDIT FEES
                  AUDIT-RELATED FEES .....        $    684(2)          $739,996(2)
                  TAX FEES ...............        $  4,770(3)          $187,500(4)
                  ALL OTHER FEES .........        $   --               $   --  (5)
        TOTAL NON-AUDIT FEES .............        $  5,454             $927,496

        TOTAL ............................        $ 29,604             $927,496

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
(5)  All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                          AS ADOPTED JULY 31, 2003(1)

1. STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2. DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

                                       4

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9. ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and

                                       7

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

         There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

                                       8

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

                                       9

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

                                       10

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o   use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

                                       11

         o   cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o   use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in
             contemplation of the market effect of such transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o   service or significant business relationships as a director on the board of any public or private company;

         o   accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o   any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o   a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

         o   Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
             Funds;

         o   each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                                       12

             Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o   each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
             disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
             Funds; and

         o   it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
             applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o   upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o   annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o   not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o   notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o   the General Counsel will take all appropriate action to investigate any potential violations reported to him;

------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

         o   if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o   any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o   if the directors/trustees/managing general partners who are not
             "interested persons" as defined by the Investment Company Act (the
             "Independent Directors/Trustees/Managing General Partners") of the
             relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures;
             notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o   the Independent Directors/Trustees/Managing General Partners of the
             relevant Fund will be responsible for granting waivers of this
             Code, as appropriate; and

         o   any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI. AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

                                       14

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       18

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 20, 2004

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Market
     Index Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 20, 2004

                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2004                   /s/ Ronald E. Robison
                                           ---------------------------
                                           Ronald E. Robison
                                           Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by
Morgan Stanley Total Market Index Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2004                       /s/ Francis Smith
                                               ----------------------
                                               Francis Smith
                                               Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by
Morgan Stanley Total Market Index Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       24